TABLE OF CONTENTS
--------------------------------------------------------------------------------
SHAREHOLDER LETTER........................................................     2

PORTFOLIO OF INVESTMENTS..................................................     4

STATEMENTS OF ASSETS AND LIABILITIES......................................    31

STATEMENTS OF OPERATIONS..................................................    32

STATEMENTS OF CHANGES IN NET ASSETS.......................................    33

FINANCIAL HIGHLIGHTS......................................................    35

NOTES TO FINANCIAL STATEMENTS.............................................    37

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder,

Unprecedented stock market volatility in the year 2000 proved to be a significant challenge. And we met the challenge. Our New Covenant Growth Fund bested the general stock market indices as well as its own specific benchmark. Diversification and stock valuation, two historical stalwarts of investing, again reasserted themselves as part of the basis for performance in portfolios.

Following years of double-digit, skyrocketing advances, the markets appeared to come back to earth in 2000. Irrational exuberance, which fueled the markets through the latter 1990s, gave rise to the cyclical return of a "rational reality" in the form of a slowing economy. Six interest-rate increases by the Federal Reserve over the past year, rising energy prices, and the struggling new European currency, the Euro, which continued to weaken against the U.S. dollar, contributed to corporate earnings' disappointments that continued to plague Wall Street. And the air seemed to have gone out of the Internet stocks.

The extraordinarily high valuations of the tech-related companies came home to roost and the market felt it. The tech-heavy NASDAQ Composite Index experienced a monumental collapse in 2000 with the brunt in the fourth quarter. During 2000, the composite index fell more than 50% from its high in March and lost 39% for the year, down 10.11% in the last half of the year. Other stock market indices also fell, but not as dramatically. Our New Covenant Growth Fund (NCGFX) experienced some of that loss and retreated 7.16% for the six months ended December 31, 2000, with virtually all of the loss coming in the fourth quarter. NCGFX bested its benchmark index by almost 300 basis points (or almost 3%) as the Wilshire 5000 Total Market Stock Index lost 10.11% during the third and fourth quarters. For the year, NCGFX bested its benchmark by a slightly larger margin dropping 7.65% versus the Wilshire -- down 10.89%.

The bonds in the New Covenant Income Fund (NCICX) provided solid and positive results for the last six months of 2000, up 6.74% against its benchmark index, the Lehman Brothers Government/Credit Bond Index which was up 7.42%. For the year, NCICX was up 9.79% versus the benchmark index, up 11.85%.

Both balanced funds bettered their respective composite benchmark indices for the six months ended December 31, 2000. The New Covenant Balanced Growth Fund (NCBGX) lost 1.84% during the third and fourth quarters, versus its composite index (60% Wilshire 5000 Total Market Stock Index and 40% the Lehman Brothers Government/Credit Bond Index) that was down 2.36%. For the year, NCBGX was down 1.12%.

The New Covenant Balanced Income Fund (NCBIX), with only 35% allocated to stock, also beat its composite benchmark (35% Wilshire and 65% Lehman Brothers) 1.44% to 1.28%, respectively, during the last half of the year. For 2000, NCBIX was up 2.97%.

The NCBGX dividend in the fourth quarter was extraordinarily large as one of its underlying assets, the all-stock NCGFX fund, realized significant capital gains in the year 2000. Mutual fund rules dictate that a portion of the realized capital gains in an underlying asset be realized as dividend income. Also, the restructure of NCGFX produced higher than normal turnover, which resulted in realized capital gains.

During the year 2000, our New Covenant Growth Stock portfolio underwent several changes chronicled in our quarterly newsletters. We instituted an investment approach that incorporated a majority of the fund to be managed as an enhanced core, while the remaining 40% is managed by three "satellite" managers. The international-satellite manager's responsibility was reduced from 26% to about 13% after the strong performance of international stocks in 1999. The growth-satellite manager, with 14% of the

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

portfolio, seeks more opportunities in ownership of the middle and smaller companies, and the remaining 13% is in the hands of the value-satellite manager, with most of its money invested in large - and larger mid-cap stocks and a small portion in the smallest of value stocks. This enhanced-core and satellite configuration seeks a higher correlation between its performance and the benchmark index, while retaining the opportunities that satellite managers can give to a portfolio such as the New Covenant Growth Fund.

We are gratified to have protected our shareholders from some of the catastrophic losses impacting other portfolios that were more aggressively invested. We are cautiously optimistic for returns in the near term as they likely will be combined with wild gyrations of the market, sending many investors to the sidelines. New Covenant Funds are managed to be a conservative investment approach combining socially-responsible investment concepts and a strong stable of investment management sub-advisers for the selection of individual securities, with oversight by the New Covenant Trust Company, N.A., a wholly-owned subsidiary of the Presbyterian Church (U.S.A.) Foundation. We look forward to the challenges and to the many opportunities we see in the coming year to enhance our endowment and mission work together.

                                                /s/  DENNIS J. MURPHY
                                                -------------------------------
                                                Dennis J. Murphy
                                                Executive Vice President
                                                  and Chief Investment Officer
                                                New Covenant Trust Company, N.A.

--------------------------------------------------------------------------------

                            New Covenant Growth Fund
                           TEN LARGEST STOCK HOLDINGS
                              at December 31, 2000

    Security                         Market Value     % of Portfolio     Sector
    --------                         ------------      ------------      ------
Citigroup, Inc.                      $19,701,853           2.5%          Financial Services
Merck & Company, Inc.                 16,932,081           2.2%          Pharmaceuticals
Cisco Systems, Inc.                   15,316,447           2.0%          Technology
Microsoft Corporation                 14,050,464           1.8%          Computer Services and Software
Exxon Mobil Corporation               13,487,223           1.7%          Oil & Gas
Pfizer, Inc.                          11,837,410           1.5%          Pharmaceuticals
Procter & Gamble Company              10,854,966           1.4%          Consumer Products
American International Group, Inc.    10,614,294           1.4%          Insurance
Emerson Electric Company              10,537,231           1.3%          Electronics
Intel Corporation                     10,483,743           1.3%          Technology

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       Value
      Shares                                                         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.0%
               ADVERTISING -- 0.0%#
         535   PubliGroupe S.A. ................................   $    257,450
       3,600   R.H. Donnelley Corporation+ (L)..................         87,525
         800   True North Communications, Inc. .................         34,000
                                                                   ------------
                                                                        378,975
                                                                   ------------
               AEROSPACE -- 0.7%
     119,300   Honeywell International, Inc. ...................      5,644,381
                                                                   ------------
               AUTOMOTIVE -- 1.1%
      35,000   Cycle & Carriage Ltd.+...........................         67,090
       9,900   DaimlerChrysler Holding Corporation+.............        415,907
      44,569   Delphi Automotive Systems Corporation............        501,401
     144,427   Ford Motor Company...............................      3,385,008
      10,253   General Motors Corporation (L)...................        522,262
       7,000   Honda Motor Company..............................        260,847
      30,322   Hyundai Motor Company Ltd.+......................        159,190
       9,600   Magna International, Inc. .......................        402,480
      13,300   Michelin (CGDE), Class B.........................        481,439
     176,000   Mitsubishi Motors Corporation+ (L)...............        508,048
     159,000   Nissan Motor Company Ltd.+.......................        915,168
       2,900   Peugeot S.A. ....................................        659,807
          13   Visteon Corporation+.............................            150
                                                                   ------------
                                                                      8,278,797
                                                                   ------------
               BANKING -- 3.6%
      21,648   ABN AMRO Holdings N.V. ..........................        492,331
      40,336   Allied Irish Banks Plc...........................        467,762
      99,717   Australia & New Zealand Banking Group Ltd. (L)...        797,767
      40,000   Banco Exterior de Espana (L).....................        595,326
       1,796   Bank Handlowy W. Warszawie.......................         24,695
      60,308   Bank of America Corporation......................      2,766,630
      12,400   Bank of Nova Scotia..............................        357,049
      20,000   Bayerische HypoVereinsbank.......................        655,422
      14,490   Commerce Bancshares, Inc. .......................        615,825
         550   Credit Suisse Group (L)..........................        104,510
       2,500   Deutsche Bank A.G. ..............................        210,125
       7,000   Dresdner Bank A.G. ..............................        305,316
       7,600   First Citizens BancShares, Inc. .................        613,700
      36,000   ForeningsSparbanken AB...........................        551,118
      35,000   Hong Kong Land Holdings (L)......................         77,700
      27,450   Hudson United Bancorp............................        574,734
     271,250   Keppel Capital Holdings Ltd. ....................        358,639
     222,276   Lloyds TSB Group Plc.............................      2,353,175
          29   Mizuho Holdings, Inc.+...........................        179,601
      19,000   M&T Bank Corporation (L).........................      1,292,000
      29,200   National Bank of Canada..........................        517,710
      47,200   National City Corporation........................      1,357,000
       2,700   New York Community Bancorp, Inc. ................         99,225
      92,700   Pacific Century Financial Corporation............      1,639,631
      26,900   Royal Bank of Scotland Group Plc.................        636,337
       4,100   Staten Island Bancorp, Inc. .....................         87,637
      35,000   Svenska Handelsbanken, Series A..................        598,845
      22,400   TCF Financial Corporation........................        998,200
      65,300   UnionBanCal Corporation..........................      1,571,281



                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       Value
      Shares                                                         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
               BANKING -- (CONTINUED)
      28,000   United Overseas Bank Ltd. .......................   $    210,162
      81,000   U.S. Bancorp.....................................      2,364,187
      73,400   Wachovia Corporation.............................      4,266,375
       1,300   Westamerica Bancorporation (L)...................         55,900
      55,204   Westpac Banking Corporation Ltd. (L).............        405,224
                                                                   ------------
                                                                     28,201,139
                                                                   ------------
               BROADCASTING AND MEDIA -- 1.9%
       7,000   Ackerley Group, Inc. (L).........................         63,000
      46,997   Clear Channel Communications, Inc.+..............      2,276,417
      70,500   Comcast Corporation, Special Class A+............      2,943,375
      11,100   E.W. Scripps Company, Class A....................        697,913
      57,600   Gannett Company, Inc. ...........................      3,632,400
      31,600   Granada Media Plc+...............................        200,819
      33,355   News Corporation Ord. (L)........................        321,287
      11,000   Pearson Plc......................................        261,528
       6,900   Pegasus Communications Corporation+ (L)..........        177,675
         800   Pulitzer, Inc. ..................................         37,480
      57,100   Reuters Group Plc................................        967,374
      68,900   Time Warner, Inc. ...............................      3,599,336
                                                                   ------------
                                                                     15,178,604
                                                                   ------------
               CHEMICALS -- 1.3%
      30,800   Air Products & Chemicals, Inc. ..................      1,262,800
      15,600   Ashland, Inc. ...................................        559,884
      77,017   du Pont (E.I.) de Nemours & Company..............      3,720,884
      64,400   Engelhard Corporation............................      1,312,150
      27,200   Laporte Plc......................................        279,824
      19,900   Norsk Hydro ASA (L)..............................        843,695
      42,900   Praxair, Inc. ...................................      1,903,687
       2,778   Syngenta AG+ (L).................................        137,357
                                                                   ------------
                                                                     10,020,281
                                                                   ------------
               COMMERCIAL SERVICES -- 0.7%
       2,800   ACNielsen Corporation+...........................        101,500
       1,800   Acxiom Corporation+ (L)..........................         70,088
       3,000   American Management Systems, Inc.+ (L)...........         59,438
       1,800   CDI Corporation+.................................         26,325
      27,000   Concord EFS, Inc.+...............................      1,186,312
      28,600   Fluor Corporation+...............................        945,587
      23,200   Jacobs Engineering Group, Inc.+..................      1,071,550
      41,100   Manpower, Inc. ..................................      1,561,800
       1,900   Maximus, Inc.+...................................         66,381
       3,100   Spherion Corporation+ (L)........................         35,069
         900   Tetra Tech, Inc.+ (L)............................         28,688
                                                                   ------------
                                                                      5,152,738
                                                                   ------------
               COMPUTER SERVICES AND SOFTWARE -- 7.9%
         300   Affiliated Computer Services+ (L)................         18,206
       6,900   Agile Software Corporation+......................        340,688
     134,950   America Online, Inc.+............................      4,696,260
       3,900   Answerthink, Inc.+...............................         14,138
      11,650   Apple Computer, Inc.+............................        173,294
      58,800   ASM Lithography Holding N.V.+ (L)................      1,333,328
         700   Avocent Corporation+.............................         18,900
      34,400   BMC Software, Inc.+..............................        481,600



                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       Value
      Shares                                                         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
               COMPUTER SERVICES AND SOFTWARE -- (CONTINUED)
      11,000   Creative Technology Ltd. (L).....................   $    123,372
      31,999   Datacraft Asia Ltd.+ (L).........................        151,038
     195,500   Dell Computer Corporation+.......................      3,409,031
      79,400   Dimension Data Holdings Plc+.....................        536,645
     116,170   EMC Corporation..................................      7,725,305
      67,700   Exodus Communications, Inc.+.....................      1,354,000
      31,910   Extreme Networks, Inc.+..........................      1,248,479
      66,500   Hewlett-Packard Company..........................      2,098,906
       6,000   Intershop Communications AG+ (L).................        188,739
       2,400   ITT Educational Services+ (L)....................         52,800
         900   J.D. Edwards & Company+ (L)......................         16,031
      55,400   Maxtor Corporation+ (L)..........................        309,894
      29,080   Mercury Interactive Corporation+ (L).............      2,624,470
     323,930   Microsoft Corporation+...........................     14,050,464
       1,700   National Data Corporation........................         62,263
       3,600   Nidec Corporation (L)............................        170,049
     215,670   Oracle Corporation+..............................      6,267,909
      86,800   Palm, Inc.+......................................      2,457,525
       1,400   RadiSys Corporation+ (L).........................         36,225
      72,700   Rational Software Corporation+...................      2,830,756
       6,400   Satyam Computer Services Ltd. ...................         44,319
      10,700   Siebel Systems, Inc.+............................        723,587
       7,600   StorageNetworks, Inc.+ (L).......................        188,575
       2,500   Storage Technology Corporation+ (L)..............         22,500
     139,660   Sun Microsystems, Inc.+..........................      3,893,022
       3,100   Transaction Systems Architects, Inc.+ (L)........         35,844
      22,700   VeriSign, Inc.+..................................      1,684,056
      13,800   Veritas Software Corporation+....................      1,207,500
      17,700   Verity, Inc.+....................................        425,906
      92,100   Vignette Corporation+............................      1,657,800
                                                                   ------------
                                                                     62,673,424
                                                                   ------------
               CONSTRUCTION AND BUILDING MATERIALS -- 0.5%
      26,500   Bouygues S.A.+ (L)...............................      1,200,629
          12   Cemex, S.A.+ (L).................................            217
      37,281   CRH Plc..........................................        693,836
      55,200   Gartner Group, Inc., Class A+ (L)................        380,880
         650   Holderbank Financiere Glarus AG, Class B.........        781,973
      10,400   Martin Marietta Materials, Inc. (L)..............        439,920
      50,000   Sekisui House Ltd. ..............................        457,050
                                                                   ------------
                                                                      3,954,505
                                                                   ------------
               CONSUMER PRODUCTS -- 2.1%
      28,500   Black & Decker Corporation.......................      1,118,625
       2,300   Ethan Allen Interiors, Inc. .....................         77,050
       1,600   Furniture Brands International, Inc.+............         33,700
      11,500   Hagemeyer N.V. ..................................        256,464
       3,900   Hasbro, Inc. ....................................         41,438
      24,500   Legget & Platt, Inc. ............................        463,969
      23,100   Liz Claiborne, Inc. .............................        961,537
      76,900   Pall Corporation.................................      1,638,931
       5,100   Pennzoil - Quaker State Company (L)..............         65,663
     138,390   Procter & Gamble Company.........................     10,854,966
     101,000   Unilever N.V. ...................................        865,375
                                                                   ------------
                                                                     16,377,718
                                                                   ------------



                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       Value
      Shares                                                         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
               CONTAINERS -- 0.0%#
       4,400   Packaging Corp of America+ (L)...................   $     70,950
                                                                   ------------
               DIVERSIFIED OPERATIONS -- 2.9%
      74,090   Corning, Inc. ...................................      3,912,878
      25,100   Eaton Corporation................................      1,887,206
     116,700   First Data Corporation...........................      6,148,631
      83,500   Hutchison Whampoa Ltd............................      1,041,114
     181,400   Invensys Plc.....................................        424,502
      19,200   Minnesota Mining and Manufacturing Company.......      2,313,600
      15,700   PPG Industries, Inc. ............................        727,106
      52,000   Swire Pacific Ltd. ..............................        373,348
      13,400   Textron, Inc. ...................................        623,100
      94,400   Tyco International Ltd. .........................      5,239,200
       2,900   Vivendi Universal S.A. (L).......................        190,889
                                                                   ------------
                                                                     22,881,574
                                                                   ------------
               ELECTRONICS -- 6.8%
      44,380   Advanced Micro Devices, Inc.+ (L)................        612,999
       9,400   Advantest Corporation............................        879,811
       5,100   Aixtron AG+......................................        554,554
      13,400   Amkor Technology+................................        207,909
       9,100   Analog Devices, Inc.+............................        465,806
       3,000   Anixter International, Inc.+ (L).................         64,875
      51,400   Applied Materials, Inc.+.........................      1,962,837
     134,583   Asustek Computer, Inc. ..........................        403,749
      39,500   ATI Technologies, Inc.+..........................        225,105
      13,872   Compal Electronics, Inc.+........................         97,104
      13,700   Credence Systems Corporation+....................        315,100
      28,100   Cypress Semiconductor Corporation+...............        553,219
      12,000   duPont Photomasks, Inc.+.........................        634,125
     133,700   Emerson Electric Company.........................     10,537,231
       5,000   Epcos AG+ (L)....................................        434,287
      22,000   Furukawa Electric Company Ltd. ..................        383,922
     166,440   General Motors Corporation, Class H+.............      3,828,120
       1,200   Gentex Corporation+..............................         22,350
       8,100   Hirose Electric Company Ltd. (L).................        779,391
         300   Hoya Corporation.................................         22,043
      38,500   Infineon Technologies AG+ (L)....................      1,422,484
      14,100   Integrated Device Technology, Inc.+..............        467,063
      14,800   Jabil Circuit, Inc.+.............................        375,550
      38,350   JDS Uniphase Corporation+........................      1,598,716
     356,000   Johnson Electric Holdings Ltd.+..................        549,996
      16,900   KLA Tencor Corporation+..........................        569,319
      38,300   Lam Research Corporation+........................        555,350
       2,900   Mentor Graphics Corporation+ (L).................         79,569
      73,500   Micron Technology, Inc. .........................      2,609,250
       8,000   Murata Manufacturing Company Ltd. ...............        937,719
      99,000   NEC Corporation..................................      1,809,920
      12,000   Nichicon Corporation.............................        165,850
       4,900   Nintendo Company Ltd. ...........................        771,090
      30,100   Novellus Systems, Inc.+..........................      1,081,719
      10,500   Phillips Electronics N.V. .......................        384,718
      17,210   PMC - Sierra, Inc.+..............................      1,353,136
      43,400   Quantum Corporation-Hard Disk Drive+.............        347,200
       4,300   Rohm Company Ltd. ...............................        816,218



                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       Value
      Shares                                                         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
               ELECTRONICS -- (CONTINUED)
      27,236   Samsung Electronics..............................   $  1,926,947
      25,100   SCI Systems, Inc.+...............................        662,013
       7,400   SDI, Inc.+ (L)...................................      1,096,587
       4,000   Sensormatic Electronics Corporation+.............         80,250
      40,900   Solectron Corporation+...........................      1,386,510
      24,700   Sony Corporation (L).............................      1,706,875
       1,400   Sony Corporation, Sponsored ADR..................         97,650
      15,600   STMicroelectronics...............................        681,150
       4,100   STMicroelectronics N.V. (L)......................        175,531
      83,090   Taiwan Semiconductor Manufacturing Company Ltd.,
                 Sponsored ADR+ (L).............................      1,433,302
      16,000   Taiyo Yuden Company Ltd. ........................        534,640
       3,000   TDK Corporation..................................        291,812
      53,600   Teradyne, Inc.+..................................      1,996,600
      24,700   Tokyo Electron Ltd. .............................      1,356,858
       5,800   Tokyo Seimitsu Company Ltd. .....................        329,269
      46,500   Viasystems Group, Inc.+..........................        386,531
       8,700   Vitesse Semiconductor Corporation+...............        481,219
                                                                   ------------
                                                                     53,503,148
                                                                   ------------
               ENERGY -- 4.0%
       2,200   Avista Corporation (L)...........................         45,100
      56,900   Calpine Corporation+ (L).........................      2,564,056
     140,164   Conoco, Inc. ....................................      4,055,996
      51,300   Constellation Energy Group.......................      2,311,706
      22,100   Dynegy, Inc. ....................................      1,238,981
     109,870   El Paso Energy Corporation.......................      7,869,439
      22,300   Enron Corporation................................      1,853,687
     228,000   Ente Nazionale Idrocarburi (L)...................      1,455,825
      14,700   Entergy Corporation..............................        621,994
     131,330   Halliburton Company..............................      4,760,712
      29,333   Lattice Group Plc+...............................         66,231
      17,200   MDU Resources Group, Inc. .......................        559,000
     105,980   Southern Energy, Inc.+ (L).......................      3,000,559
       9,500   Suncor Energy, Inc. .............................        242,518
       1,400   Total Fina Bearer Shares, Class B................        208,233
      24,978   Ultratech Stepper, Inc.+.........................        647,179
                                                                   ------------
                                                                     31,501,216
                                                                   ------------
               ENTERTAINMENT AND LEISURE -- 0.4%
      95,900   Disney (Walt) Company............................      2,775,106
       1,500   Felcor Lodging Trust, Inc. (L)...................         35,906
       2,700   Prime Hospitality Corporation+...................         31,388
      34,400   Rank Group Plc...................................         90,017
                                                                   ------------
                                                                      2,932,417
                                                                   ------------
               FINANCIAL SERVICES -- 10.8%
      40,650   Ambac Financial Group, Inc. .....................      2,370,403
       3,350   AIFUL Corporation+...............................        273,404
       2,300   Allied Capital Corporation (L)...................         48,012
      73,140   American Express Company.........................      4,018,129
      27,400   American General Corporation.....................      2,233,100
       3,000   Chittenden Corporation...........................         90,937
     385,838   Citigroup, Inc. .................................     19,701,853
      22,000   Daiwa Securities Group, Inc.+....................        229,584



                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       Value
      Shares                                                         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
               FINANCIAL SERVICES -- (CONTINUED)
      98,120   Fannie Mae.......................................   $  8,511,910
      46,400   Fleet Boston Corporation.........................      1,742,900
      24,000   Freddie Mac......................................      1,653,000
      34,100   Goldman Sachs Group, Inc. .......................      3,646,569
      63,500   Halifax Group Plc................................        630,004
       2,700   Heller Financial, Inc. ..........................         82,856
      67,250   J.P. Morgan Chase & Company......................      3,055,672
     155,700   KeyCorp..........................................      4,359,600
      10,900   ING Groep N.V., CVA Shares.......................        870,802
      10,000   Kokusai Securities Company Ltd. (L)..............         81,351
      51,100   Lehman Brothers Holdings, Inc. ..................      3,455,637
       7,000   MBIA, Inc. ......................................        518,875
     125,180   Mellon Financial Corporation+....................      6,157,291
      75,300   Merrill Lynch & Company, Inc. ...................      5,134,519
      64,800   Morgan Stanley Dean Witter & Company.............      5,135,400
       2,400   Orix Corporation.................................        240,588
      25,000   People's Bank (L)................................        646,875
      27,500   PNC Financial Services Group.....................      2,009,219
         500   Richmond County Financial Corporation............         13,062
      61,000   Sanwa Bank, Ltd. (L).............................        427,405
  51,000,000   Sanwa International Finance Ltd.+................        438,309
       2,000   UBS AG...........................................        326,362
      81,500   Washington Mutual, Inc. .........................      4,324,594
      45,100   Wells Fargo Company..............................      2,511,506
       1,200   Wilmington Trust Corporation.....................         74,475
                                                                   ------------
                                                                     85,014,203
                                                                   ------------
               FOOD AND BEVERAGES -- 3.5%
      21,000   Cadbury Schweppes Plc............................        145,388
      56,882   Coca-Cola Amatil.................................        148,168
     107,020   Coca-Cola Company................................      6,521,531
      14,300   Coca-Cola Enterprises, Inc. .....................        271,700
       4,600   Danone...........................................        693,695
      51,400   Heinz (H.J.) Company.............................      2,438,288
      91,400   Kroger Company+..................................      2,473,512
         270   Nestle S.A., Registered Shares...................        629,650
      47,000   Pepsi Bottling Group, Inc. ......................      1,877,063
     178,300   PepsiCo, Inc. ...................................      8,836,994
       2,400   Quaker Oats Company (L)..........................        233,700
      99,700   Sara Lee Corporation.............................      2,448,881
      34,000   Tate & Lyle Plc..................................        126,592
     151,037   Tesco Plc........................................        615,994
       6,500   Whitman Corporation..............................        106,438
                                                                   ------------
                                                                     27,567,594
                                                                   ------------
               FORESTRY AND PAPER PRODUCTS -- 1.4 %
       6,500   Bowater, Inc. ...................................        366,438
      22,900   International Paper Company......................        934,606
      86,000   Kimberly - Clark Corporation.....................      6,079,340
      27,000   Sumitomo Forestry................................        190,124
      21,800   Temple-Inland, Inc. .............................      1,169,025
      23,000   UPM-Kymmene Oyj (L)..............................        789,370
      23,800   Weyerhaeuser Company.............................      1,207,850
                                                                   ------------
                                                                     10,736,753
                                                                   ------------



                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       Value
      Shares                                                         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
               HEALTH SERVICES -- 1.8%
       1,900   Apria Healthcare Group, Inc.+....................   $     56,525
     158,870   HCA - The Healthcare Corporation.................      6,991,869
      28,800   Health Net, Inc.+................................        754,200
         700   IMS Health, Inc. ................................         18,900
       2,500   Manor Care, Inc.+................................         51,563
         860   Novartis AG, Registered Shares...................      1,520,081
       2,100   Renal Care Group, Inc.+ (L)......................         57,586
      24,000   Sankyo Company Ltd. .............................        575,227
      19,900   Syncor International Corporation+................        723,862
      44,500   Tenet Healthcare Corporation+....................      1,977,469
      15,600   Wellpoint Health Networks, Inc.+.................      1,797,900
                                                                   ------------
                                                                     14,525,182
                                                                   ------------
               INSURANCE -- 4.0%
      48,936   Aegon N.V. ......................................      2,024,596
       1,200   Allianz AG+......................................        449,142
      35,300   Allstate Corporation.............................      1,537,756
     107,691   American International Group, Inc. ..............     10,614,294
       1,000   AmerUs Group Company.............................         32,375
      21,200   Assicurazioni Generali S.p.A. (L)................        842,057
      22,000   Cigna Corporation................................      2,910,600
       1,500   Everest Reinsurance Holdings, Inc. ..............        107,438
         700   Gallagher (Arthur J.) & Company..................         44,538
      49,100   Hartford Financial Services Group, Inc. .........      3,467,688
      55,200   Lincoln National Corporation.....................      2,611,650
      14,625   Lend Lease Corporation...........................        136,207
      28,700   Marsh & McLennan Companies, Inc. ................      3,357,900
      29,800   MetLife, Inc. (L)................................      1,043,000
      45,000   Mitsui Marine and Fire Insurance Company Ltd. ...        257,829
      27,000   Prudential Plc...................................        434,818
         900   Radian Group, Inc. (L)...........................         67,556
      23,100   Reinsurance Group of America, Inc. ..............        820,050
         600   RenaissanceRe Holdings Ltd. .....................         46,988
         311   Swiss Re (L).....................................        745,410
                                                                   ------------
                                                                     31,551,892
                                                                   ------------
               MACHINERY AND EQUIPMENT -- 1.3%
      25,200   American Power Conversion Corporation+...........        311,850
      28,800   Caterpillar, Inc. ...............................      1,362,600
      16,200   C&D Technologies, Inc. ..........................        699,637
      26,100   Deere & Company..................................      1,195,706
      41,200   Dover Corporation................................      1,671,175
       7,000   Fanuc Ltd. ......................................        475,770
      27,000   Genuine Parts Company............................        707,062
       1,900   Harman International Industries, Inc. ...........         69,350
      37,900   Illinois Tool Works, Inc. .......................      2,257,419
      17,800   Parker - Hannifin Corporation....................        785,425
       6,300   Power - One, Inc.+ (L)...........................        247,669
         700   Regal-Beloit Corporation.........................         11,942
       1,200   Snap-On, Inc. ...................................         33,450
       9,000   Ushio, Inc. .....................................        146,825
                                                                   ------------
                                                                      9,975,880
                                                                   ------------



                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       Value
      Shares                                                         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
               MANUFACTURING -- 0.4%
      15,000   BIC S.A. ........................................   $    590,021
      56,000   Nikon Corporation................................        598,600
      16,000   Nippon Sheet Glass Company Ltd. (L)..............        195,101
      10,000   Pechiney International...........................        457,199
       1,900   Saint Gobain Shares..............................        298,480
       8,100   Siemens AG NPV Registered Shares (L).............      1,058,741
     119,000   Toray Industries, Inc. ..........................        447,603
                                                                   ------------
                                                                      3,645,745
                                                                   ------------
               MEDICAL PRODUCTS -- 1.9%
      41,900   Baxter International, Inc. ......................      3,700,294
      14,600   Beckman Coulter, Inc. ...........................        612,287
      25,800   Becton, Dickinson and Company....................        893,325
       2,000   Dendrite International, Inc.+ (L)................         44,750
      17,400   Dentsply International, Inc. ....................        680,775
      18,536   Genzyme Corporation+ (L).........................      1,667,081
       1,800   Inamed Corporation+ (L)..........................         36,788
       2,900   Invacare Corporation.............................         99,325
      39,900   Johnson & Johnson Company........................      4,191,994
      22,600   Precision Castparts Corporation..................        950,613
      25,500   Sanofi - Synthelabo S.A. ........................      1,700,059
       4,300   Steris Corporation+ (L)..........................         69,337
         300   Varian Medical Systems, Inc.+....................         20,381
                                                                   ------------
                                                                     14,667,009
                                                                   ------------
               METALS AND MINING -- 0.8%
      33,200   Abitibi Mining Corporation+......................        305,379
      13,300   Alcan Aluminium Ltd. ............................        455,212
      90,500   Alcoa, Inc. .....................................      3,031,750
      20,000   BHP Ltd., Sponsored ADR (L)......................        420,000
      69,300   Broken Hill Proprietary Company Ltd. ............        730,849
      12,954   China Steel Corporation GDR+.....................        153,505
      12,000   Inco Ltd.+.......................................        201,120
      28,600   Massey Energy Company (L)........................        364,650
      14,003   OneSteel Ltd. (L)................................          7,401
      13,100   Stillwater Mining Company+.......................        515,485
      92,000   WMC Ltd.+........................................        391,917
                                                                   ------------
                                                                      6,577,268
                                                                   ------------
               MISCELLANEOUS -- 0.1%
          82   SGS Holdings.....................................        118,885
       9,000   Shin Etsuchem Company............................        346,396
      14,900   UTD Pan Europe+..................................        152,223
                                                                   ------------
                                                                        617,504
                                                                   ------------
               OFFICE AUTOMATION & EQUIPMENT -- 0.1%
      17,200   Herman Miller, Inc. .............................        494,500
                                                                   ------------
               OIL & GAS -- 4.5%
      24,208   Anadarko Petroleum Corporation...................      1,720,705
       1,500   Barrett Resources Corporation+ (L)...............         85,219
      49,900   Chevron Corporation (L)..........................      4,213,431
      13,900   Coastal Corporation..............................      1,227,544
     113,200   Diamond Offshore Drilling, Inc. (L)..............      4,528,000
     155,137   Exxon Mobil Corporation..........................     13,487,223



                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       Value
      Shares                                                         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
               OIL & GAS -- (CONTINUED)
      46,100   Helmerich & Payne, Inc. (L)......................   $  2,022,637
       2,100   Louis Dreyfus Natural Gas Corporation+...........         96,206
       6,200   Lukoil Holding, Sponsored ADR (L)................        221,650
      50,700   Rowan Companies, Inc.+...........................      1,368,900
      19,600   Schlumberger Ltd. ...............................      1,566,775
      41,200   Texaco, Inc. ....................................      2,559,550
      35,330   Tosco Corporation (L)............................      1,199,012
      36,200   Unocal Corporation...............................      1,400,487
                                                                   ------------
                                                                     35,697,339
                                                                   ------------
               PHARMACEUTICALS -- 9.9%
     105,700   Abbott Laboratories..............................      5,119,844
     126,300   American Home Products Corporation...............      8,026,365
      75,050   AstraZeneca Group Plc (L)........................      3,766,978
      51,100   Bristol-Myers Squibb Company.....................      3,778,206
      12,600   Cephalon, Inc.+ (L)..............................        797,737
      37,000   Chugai Pharmaceutical Company, Ltd. (L)..........        614,941
      60,100   Eli Lilly & Company..............................      5,593,056
      17,000   Forest Laboratories, Inc.+ (L)...................      2,258,875
       9,000   GlaxoSmithKline Plc+.............................        254,351
     149,930   Immunex Corporation+.............................      6,090,906
     180,850   Merck & Company, Inc. ...........................     16,932,081
      37,700   Mylan Laboratories, Inc. ........................        949,569
     257,335   Pfizer, Inc. ....................................     11,837,410
     103,400   Pharmacia Corporation............................      6,307,400
      24,000   Regeneron Pharmaceuticals, Inc.+ (L).............        846,375
          72   Roche Holdings AG................................        733,370
      59,100   Schering - Plough Corporation....................      3,353,925
      43,000   Shionogi & Company Ltd. .........................        876,400
                                                                   ------------
                                                                     78,137,789
                                                                   ------------
               PHOTO EQUIPMENT AND SUPPLIES -- 0.1%
      19,500   Eastman Kodak Company............................        767,813
                                                                   ------------
               PRINTING AND PUBLISHING -- 0.5%
       2,700   Banta Corporation................................         68,634
       1,800   Houghton Mifflin Company (L).....................         83,475
      28,500   Knight - Ridder, Inc. (L)........................      1,620,938
      11,300   New York Times Company...........................        452,706
      29,968   Singapore Press Holdings Ltd. ...................        442,945
      26,300   Thomson Corporation..............................      1,006,212
       2,300   Valassis Communications, Inc.+ (L)...............         72,594
       3,500   VNU N.V., Sponsored ADR+.........................        172,048
                                                                   ------------
                                                                      3,919,552
                                                                   ------------
               REAL ESTATE -- 0.8%
      82,000   Cheung Kong Holdings Ltd. .......................      1,048,694
      74,800   Equity Office Properties Trust...................      2,440,350
      30,100   Equity Residential Properties Trust..............      1,664,906
      29,100   Land Securities Plc..............................        366,599
      19,700   Liberty Property Trust...........................        562,681
      40,000   Mitsui Fudosan Company Ltd. .....................        397,131
      28,000   Sumitomo Realty & Development Company Ltd. ......        140,833
                                                                   ------------
                                                                      6,621,194
                                                                   ------------



                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       Value
      Shares                                                         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
               RESTAURANTS -- 0.2%
      35,800   McDonald's Corporation...........................   $  1,217,200
                                                                   ------------
               RETAIL -- 4.8%
      12,800   American Eagle Outfitters, Inc.+ (L).............        540,800
       1,000   AnnTaylor Stores Corporation+ (L)................         24,938
      77,000   Bed Bath & Beyond, Inc.+.........................      1,722,875
       4,100   Blockbuster, Inc. ...............................         34,338
       4,400   Borders Group, Inc.+.............................         51,425
      69,700   CVS Corporation..................................      4,177,644
      98,000   Dixons Group Plc.................................        328,248
      70,300   Dollar General Corporation.......................      1,326,912
      27,900   Federated Department Stores, Inc.+...............        976,500
      26,800   Gap, Inc. .......................................        683,400
     125,000   Home Depot, Inc. ................................      5,710,937
      15,900   Intimate Brands, Inc. ...........................        238,500
      41,000   Jusco Company Ltd. ..............................        889,433
      15,100   Lowe's Companies, Inc. ..........................        671,950
      21,100   Metro AG.........................................        986,682
      24,400   Pacific Sunwear of California, Inc.+ (L).........        625,250
       2,300   Ross Stores, Inc. ...............................         38,813
      82,000   Safeway, Inc.+...................................      5,125,000
     121,600   Target Corporation...............................      3,921,600
      18,000   Too, Inc.+.......................................        225,000
       2,400   United Stationers, Inc.+.........................         57,600
      18,900   Venator Group, Inc. .............................        292,950
     179,260   Wal-Mart Stores, Inc. (L)........................      9,523,187
         100   Whole Foods Market, Inc.+ (L)....................          6,113
       6,300   Wild Oats Markets, Inc.+ (L).....................         26,775
                                                                   ------------
                                                                     38,206,870
                                                                   ------------
               TECHNOLOGY -- 6.4%
      15,600   Automatic Data Processing, Inc. .................        987,675
         400   Black Box Corporation+ (L).......................         19,325
     400,430   Cisco Systems, Inc.+.............................     15,316,447
      81,300   Compaq Computer Corporation......................      1,223,565
      19,200   Helix Technology Corporation (L).................        454,500
     346,570   Intel Corporation................................     10,483,743
     117,400   International Business Machines Corporation......      9,979,000
       9,428   Juniper Networks, Inc.+..........................      1,188,517
      13,800   Macromedia, Inc.+................................        838,350
       7,100   Network Appliance, Inc.+.........................        456,064
      51,200   Texas Instruments, Inc. .........................      2,425,600
      92,700   United Technologies Corporation..................      7,288,538
       2,200   Wanadoo+ (L).....................................         17,972
                                                                   ------------
                                                                     50,679,296
                                                                   ------------
               TELECOMMUNICATIONS -- 8.9%
      47,400   Acterna Corporation+ (L).........................        639,900
      34,600   ADC Telecommunications, Inc.+....................        627,125
       3,600   Allen Telecom, Inc.+ (L).........................         64,575
      18,900   Andrew Corporation+..............................        411,075
       3,300   Antec Corporation+ (L)...........................         26,091
     437,850   AT & T Corporation+ (L)..........................      6,508,903
      40,300   AT & T Wireless Group+ (L).......................        697,694


                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       Value
      Shares                                                         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
               TELECOMMUNICATIONS -- (CONTINUED)
      16,000   Broadwing, Inc.+ (L).............................   $    365,000
      15,800   Cable & Wireless Plc.............................        213,340
     131,000   Cable & Wireless Optus+..........................        271,120
     135,000   China Mobile Ltd.+...............................        737,336
      25,200   Ciena Corporation+...............................      2,050,650
       2,900   CommScope, Inc.+ (L).............................         48,031
          34   DDI Corporation..................................        159,064
      12,800   DMC Stratex Networks, Inc.+......................        192,000
       8,600   Deutsche Telekom AG+ (L).........................        259,220
      28,100   EchoStar Communications Corporation, Class A+....        639,275
      73,000   Ericsson (LM) Telefonaktiebolaget, Class A.......        831,391
       1,200   Ericsson (LM) Telefonaktiebolaget, Sponsored ADR.         13,425
      61,500   Global Crossing Ltd.+............................        880,219
         200   Korea Telecom Corporation, Sponsored ADR (L).....          6,200
     134,600   Lucent Technologies, Inc. .......................      1,817,100
      11,500   Mitel Corporation+...............................         92,748
      38,700   Motorola, Inc. ..................................        783,675
      27,100   Natural MicroSystems Corporation+ (L)............        267,613
      75,410   Nextel Communications, Inc.+.....................      1,866,398
          38   Nippon Telegraph & Telephone Corporation.........        273,565
      72,500   Nokia Oyj........................................      3,233,680
      45,950   Nokia Oyj, Sponsored ADR (L).....................      1,998,825
          90   NTT Mobile Communications Network, Inc.+.........      1,550,910
     219,000   Olivetti S.p.A. (L)..............................        523,356
      50,000   Portugal Telecom S.A. ...........................        457,293
      97,550   Qwest Communications International, Inc.+........      3,999,550
     186,528   SBC Communications, Inc. ........................      8,906,712
      54,620   Scientific - Atlanta, Inc. ......................      1,778,564
      59,700   Sonus Networks, Inc.+ (L)........................      1,507,425
       25,50   Sprint Corporation...............................        517,969
       1,992   Swisscom AG......................................        518,001
      15,500   Tekelec+ (L).....................................        465,000
      40,000   Telecel-Comunicacoes Pessoais S.A. ..............        435,696
      70,100   Telecom Italia S.p.A. (L)........................        497,050
      17,625   Telefonica C.A.+ (L).............................        291,278
       6,277   Telefonica S.A.+ (L).............................        313,850
      31,300   Telefonos de Mexico, S.A. (L)....................      1,412,413
      20,000   Television Franchaise 1..........................      1,079,850
      18,200   Tellabs, Inc+....................................      1,028,300
     102,100   TyCom Ltd.+......................................      2,284,487
     185,752   Verizon Communications...........................      9,310,819
   1,373,468   Vodafone AirTouch Plc............................      5,041,949
     174,800   WorldCom, Inc.+ (L)..............................      2,447,200
                                                                   ------------
                                                                     70,342,910
                                                                   ------------
               TRANSPORTATION -- 1.4%
       1,900   Alaska Air Group, Inc.+ (L)......................         56,525
       7,200   Atlas Air, Inc.+.................................        234,900
      29,333   BG Group Plc.....................................        114,917
       7,500   British Airways..................................         43,794
      86,800   Burlington Northern Santa Fe Corporation.........      2,457,525
      10,500   Continental Airlines, Inc.+ Class B..............        542,062



                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       Value
      Shares                                                         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
               TRANSPORTATION -- (CONTINUED)
       2,300   CNF Transportation, Inc. (L).....................   $     77,769
      31,300   Delta Air Lines, Inc. ...........................      1,570,869
       5,900   Fuji Warehouse and Transportation+...............        380,362
      47,000   Japan Airlines Company Ltd.+.....................        215,019
      48,700   Mesa Air Group, Inc.+............................        340,900
     108,000   Shell Transport & Trading Company................        886,593
      79,900   Southwest Airlines Company.......................      2,679,047
      59,000   Tokyu Corporation (L)............................        317,915
      31,700   USFreightways Corporation........................        953,477
                                                                   ------------
                                                                     10,871,674
                                                                   ------------
               UTILITIES -- 1.3%
      66,637   Exelon Corporation...............................      4,678,584
      33,900   FPL Group, Inc. .................................      2,432,325
      62,400   Pinnacle West Capital Corporation................      2,971,800
       2,700   Sierra Pacific Resources (L).....................         43,369
                                                                   ------------
                                                                     10,126,078
                                                                   ------------
               WASTE MANAGEMENT -- 0.2%
      59,900   Waste Management, Inc. ..........................      1,662,225
                                                                   ------------
               Total Common Stock
                     (Cost $802,925,251)........................    780,373,337
                                                                   ------------

  Principal
   Amount
   --------
CORPORATE FIXED INCOME SECURITIES -- 0.0%#
               FINANCIAL SERVICES -- 0.0 %#
$ 35,000,000   TTB Finance Cayman Ltd.
                   0.750% due 09/29/2049
               Total Corporate Fixed Income
                   (Cost $341,358)..............................        314,578
                                                                   ------------
TOTAL INVESTMENTS
    (Cost $803,266,609).......................    99.00%           $780,687,915
OTHER ASSETS AND LIABILITIES (NET)............     1.00%              7,526,268
                                                 ------            ------------
NET ASSETS....................................   100.00%           $788,214,183
                                                 ======            ============

===================
+   Non-income producing security.
#   Amount less than 0.1%.
(L) Securities lending -- securities in whole or part on loan at December 31, 2000.

ABBREVIATIONS:
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
Ord. -- Ordinary


                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
    Principal                                                          Value
     Amount*                                                          (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- 38.7%
     175,000   Abitibi -  Consolidated, Inc.
                 8.300% due 08/01/2005..........................   $    177,718
               Adelphia Communications Corporation
     175,000     9.250% due 07/15/2003..........................        168,875
     100,000     8.125% due 10/01/2010..........................         92,875
     500,000     10.875% due 01/25/2029.........................        480,000
     575,000   AES Corporation
                 9.375% due 09/15/2010..........................        589,375
   2,200,000   Ahold Finance USA, Inc.
                 6.250% due 05/01/2009..........................      2,055,922
     650,000   Alberta Energy Company Ltd.
                 8.125% due 09/15/2030..........................        693,745
               Allied Waste North America
     125,000     7.375% due 01/01/2004..........................        119,375
     200,000     7.625% due 01/01/2006 (L)......................        190,500
     300,000     10.000% due 08/01/2009.........................        280,500
   1,900,000   Aluminum Company of America
                 6.500% due 06/15/2018..........................      1,779,312
   2,575,000   American General Finance Corporation
                 6.860% due 11/22/2002..........................      2,604,909
     475,000   American Standard, Inc.
                 7.125% due 02/15/2003..........................        460,750
   1,000,000   Amresco, Inc.
                 9.875% due 03/15/2005..........................        500,000
   2,375,000   Amvescap Plc
                 6.600% due 05/15/2005..........................      2,356,069
     600,000   Anadarko Petroleum Corporation
                 7.200% due 03/15/2029..........................        590,526
     500,000   APP International Finance Ltd.
                 10.761% due 04/17/2002(b)......................         75,000
   1,085,000   AT&T Corporation
                 6.500% due 03/15/2029..........................        867,208
     150,000   AT&T Corporation - Liberty Media
                 7.875% due 07/15/2009..........................        147,834
   1,200,000   Avalonbay Communities
                 6.625% due 01/15/2005..........................      1,190,004
   3,360,000   Bank of New York Company, Inc.
                 6.625% due 06/15/2003..........................      3,401,362
   1,650,000   BB&T Corporation
                 6.375% due 06/30/2005..........................      1,639,275
     625,000   Beckman Coulter, Inc.
                 7.450% due 03/04/2008..........................        600,587
   1,075,000   Bell Atlantic Maryland, Inc.
                 6.000% due 05/01/2003..........................      1,068,109
   2,145,000   BellSouth Capital Funding Corporation
                 7.875% due 02/15/2030..........................      2,211,752
   1,180,000   BellSouth Telecommunications, Inc.
                 6.375% due 06/01/2028..........................      1,009,372
   1,125,000   BRE Properties, Inc.
                 7.125% due 02/15/2013..........................      1,044,169
     525,000   British Sky Broadcasting Group Plc
                 8.200% due 07/15/2009..........................        493,999
               British Telecommunications Plc
   2,715,000     7.625% due 12/15/2005..........................      2,746,847
     220,000     8.125% due 12/15/2010..........................        222,411



                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
    Principal                                                          Value
     Amount*                                                          (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
     200,000   Buckeye Technologies, Inc.
                 8.500% due 12/15/2005..........................   $    191,250
   1,175,000   Cabot Industrial Properties
                 7.125% due 05/01/2004..........................      1,171,487
     400,000   Cable Systems Corporation, Class A
                 8.125% due 08/15/2009..........................        407,648
     775,000   Canadian National Railway Company
                 6.900% due 07/15/2028..........................        724,369
               Charter Communications Holdings, LLC
     775,000     8.250% due 04/01/2007..........................        705,250
     150,000     11.750% due 01/15/2010**.......................         86,250
   1,000,000   Chattem, Inc.
                 8.875% due 04/01/2008..........................        750,000
   2,000,000   City National Bank
                 6.375% due 01/15/2008..........................      1,877,300
   1,100,000   Clear Channel Communications, Inc.
                 7.650% due 09/15/2010..........................      1,110,131
     400,000   Cleveland Electric Illuminating Company
                 7.430% due 11/01/2009..........................        408,132
     750,000   CMS Energy Corporation
                 9.875% due 10/15/2007..........................        785,895
   2,350,000   Coastal Corporation
                 6.200% due 05/15/2004..........................      2,328,568
   3,175,000   Coca-Cola Enterprises, Inc.
                 6.750% due 01/15/2038..........................      2,944,463
               Colt Telecom Group Plc
     700,000     12.000% due 12/15/2006.........................        630,000
     400,000     2.000% due 12/16/2006..........................        289,681
     215,000     4.490% due 07/31/2008 (L)......................         92,900
   1,150,000   Compaq Computer Corporation
                 7.450% due 08/01/2002..........................      1,147,022
     225,000   Conmed Corporation
                 9.000% due 03/15/2008..........................        181,125
     500,000   Conseco Finance Trust III
                 8.796% due 04/01/2027 (L)......................        187,500
   1,575,000   Conseco, Inc.
                 7.210% due 02/01/2032..........................      1,615,021
   2,150,000   Cox Communications, Inc.
                 7.500% due 08/15/2004..........................      2,194,806
   2,000,000   CSX Corporation
                 7.250% due 05/01/2004..........................      2,040,640
   2,600,000   CVS Corporation
                 5.500% due 02/15/2004..........................      2,518,828
               Daimler Chrysler North American Holdings
   2,350,000     6.900% due 09/01/2004..........................      2,314,609
   2,875,000     7.750% due 06/15/2005 (L)......................      2,924,709
   1,800,000   Delphi Auto Systems Corporation
                 6.125% due 05/01/2004..........................      1,739,034
               Delta Air Lines, Inc.
     375,000     7.900% due 12/15/2009..........................        359,145
     835,000     8.300% due 12/15/2029 (L)......................        718,225
               Deutsche Telekom International Finance
   1,650,000     8.000% due 06/15/2010..........................      1,675,839
   1,400,000     8.250% due 06/15/2030..........................      1,375,304


                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
    Principal                                                          Value
     Amount*                                                          (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
      75,000   Dime Bancorp, Inc.
                 9.000% due 12/19/2002..........................   $     75,426
   1,925,000   Disney (Walt) Company
                 7.300% due 02/08/2005 (L)......................      2,018,016
   2,250,000   Dow Chemical Company
                 7.375% due 11/01/2029..........................      2,252,542
   1,265,000   Duke Realty LP
                 7.050% due 03/01/2016..........................      1,270,553
   1,200,000   EdperBrascan Corporation
                 7.125% due 12/16/2003..........................      1,168,788
               Enron Corporation
   1,450,000     7.875% due 06/15/2003..........................      1,505,912
   1,900,000     7.375% due 05/15/2019..........................      1,919,095
               EOP Operating LP
   1,000,000     7.375% due 11/15/2003..........................      1,016,190
   3,150,000     6.500% due 06/15/2004..........................      3,104,860
   1,600,000     6.800% due 01/15/2009 (L)......................      1,548,960
               Exide Holdings SA
     400,000     9.125% due 04/15/2004 (L)......................        130,588
     500,000     10.000% due 04/15/2005.........................        360,000
               Exodus Communications, Inc.
     850,000     11.375% due 07/15/2008.........................        722,326
     175,000     10.750% due 12/15/2009 (L).....................        152,250
   1,000,000   Extendicare Health Services
                 9.350% due 12/15/2007..........................        510,000
   2,192,217   FDX Corporation
                 6.720% due 01/15/2022..........................      2,199,276
   3,450,000   Firstar Bank
                 7.125% due 12/01/2009..........................      3,475,185
   2,650,000   First Union Corp.
                 7.500% due 07/15/2006 (L)......................      2,727,406
   1,350,000   FleetBoston Financial Corporation
                 7.250% due 09/15/2005..........................      1,388,259
               Florida Windstorm
     825,000     6.700% due 08/25/2004..........................        823,210
   1,175,000     7.125% due 02/25/2019..........................      1,140,974
               Ford Motor Credit Company
   5,275,000     6.700% due 07/16/2004..........................      5,271,993
   2,410,000     5.800% due 01/12/2009..........................      2,171,506
     350,000   FoxSports Networks LLC
                 9.750% due 08/15/2007** (L)....................        307,125
    3,145,000  General Motors Acceptance Corporation
                 5.850% due 01/14/2009..........................      2,882,330
     615,000   General Motors Corporation
                 8.800% due 03/01/2021..........................        677,681
   1,000,000   Global Crossing Holding Ltd.
                 9.625% due 05/15/2008 (L)......................        952,500
     300,000   Golden State Holdings, Inc.
                 7.125% due 08/01/2005..........................        285,081
    2,525,000  Goldman Sachs Group, Inc.
                 7.500% due 01/28/2005 (L)......................      2,610,522
   2,300,000   Great Lakes Chemical Corporation
                 7.000% due 07/15/2009 (L)......................      2,262,096
     725,000   Guangdong Enterprises Holdings
                 8.875% due 05/22/2007 +........................        295,438



                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
    Principal                                                          Value
     Amount*                                                          (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
     350,000   HCA - The Healthcare Company
                 8.750% due 09/01/2010..........................   $    368,375
     400,000   Host Marriott Hotels Corporation
                 8.375% due 02/15/2006..........................        388,000
   2,490,000   Household Finance Corporation
                 5.875% due 09/25/2004..........................      2,429,144
     425,000   Huntsman ICI Holdings LLC
                 0.000% due 12/31/2009***.......................        116,344
     200,000   IBJ Preferred Capital Company LLC
                 8.790% due 12/29/2049(a).......................        182,000
   2,275,000   Ingersoll-Rand Company
                 6.443% due 11/15/2027..........................      2,181,315
     335,000   Innova S. de R.L.
                 12.875% due 04/01/2007.........................        295,638
   1,000,000   Integrated Health Services, Inc.
                 9.250% due 01/15/2008 +........................          8,750
     700,000   International Business Machines Corporation
                 6.220% due 08/01/2027 (L)......................        695,478
   2,750,000   International Paper Company
                 8.000% due 07/08/2003..........................      2,853,015
     230,000   IPC Magazines Group, Inc.
                 10.750% due 03/15/2008.........................        202,912
   2,000,000   KeySpan Corporation
                 7.250% due 11/15/2005..........................      2,079,560
     645,000   KPNQwest N.V.
                 8.125% due 06/01/2009..........................        564,375
     275,000   Lamar Media Corporation
                 8.625% due 09/15/2007 (L)......................        275,000
     825,000   Lear Corporation
                 7.960% due 05/15/2005..........................        773,685
               Level 3 Communications, Inc.
     150,000     10.750% due 03/15/2008.........................        117,610
      75,000     11.250% due 03/15/2010.........................         58,805
     500,000     12.875% due 03/15/2010.........................        242,500
     300,000   Lilly Industries, Inc.
                 7.750% due 12/01/2007..........................        284,398
     300,000   Lite-On Technology Corporation
                 0.000% due 12/01/2002++***.....................        343,500
     775,000   Lucent Technologies, Inc.
                 7.250% due 07/15/2006..........................        720,393
   1,025,000   Marsh & McLennan Companies, Inc.
                 6.625% due 06/15/2004..........................      1,035,568
     525,000   Marsh Supermarkets, Inc.
                 8.875% due 08/01/2007..........................        475,125
     675,000   May Department Stores Company
                 7.450% due 09/15/2011..........................        693,475
   1,135,000   MCI Communications Corporation
                 6.500% due 04/15/2010 (L)......................      1,041,317
               McLeodUSA, Inc.
     350,000     10.500% due 03/01/2007**.......................        294,000
      25,000     8.375% due 03/15/2008..........................         21,750
     675,000     9.500% due 11/01/2008..........................        614,250
     250,000   Meditrust Companies
                 7.820% due 09/10/2026..........................        202,500



                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
    Principal                                                          Value
     Amount*                                                          (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   1,650,000   Merck & Company, Inc.
                 5.760% due 05/03/2037..........................   $  1,655,362
   1,950,000   Merita Bank Ltd.
                 7.150% due 12/29/2049..........................      1,952,866
   3,975,000   Merry Land & Investment Company, Inc.
                 6.875% due 11/01/2004..........................      3,959,617
               Metromedia Fiber Network
      25,000     10.000% due 11/15/2008.........................         20,813
   1,085,000     10.000% due 12/15/2009.........................        870,287
   1,300,000   Motorola, Inc.
                 7.625% due 11/15/2010..........................      1,338,506
               National City Corporation
   2,440,000     7.200% due 05/15/2005..........................      2,491,118
   2,550,000     13.750% due 09/28/2138.........................      2,295,841
   1,375,000   National Westminster Bank Plc
                 7.750% due 04/29/2049..........................      1,375,206
     700,000   Nextel Communications, Inc., Class A
                 9.375% due 11/15/2009..........................        658,000
               Nextlink Communications, Inc.
   1,000,000     9.450% due 04/15/2008**........................        520,000
     175,000     10.750% due 11/15/2008 (L).....................        142,625
   1,250,000   News America Holdings, Inc.
                 8.500% due 02/15/2005..........................      1,303,988
     750,000   Niagara Mohawk Power
                 8.500% due 07/01/2010**........................        649,703
   2,100,000   Nisource Finance Corporation
                 7.500% due 11/15/2003++........................      2,130,702
     600,000   Nordbanken AB
                 8.950% due 11/29/2049..........................        623,639
   1,680,000   Norfolk Southern Corporation
                 7.050% due 05/01/2037..........................      1,706,712
   2,150,000   Norwest Financial, Inc.
                 5.375% due 09/30/2003..........................      2,102,571
     925,000   NVR, Inc.
                 8.000% due 06/01/2005..........................        894,938
     400,000   Ocean Energy, Inc.
                 7.625% due 07/01/2005..........................        405,840
   2,475,000   PACCAR Financial Corporation
                 6.920% due 08/15/2003..........................      2,532,915
   1,120,000   Pacific Bell
                 6.625% due 11/01/2009 (L)......................      1,102,058
     650,000   PanAmSat Corporation
                 6.125% due 01/15/2005..........................        613,236
   2,075,000   Pepsi Bottling Group, Inc.
                 7.000% due 03/01/2029..........................      2,046,614
     550,000   Pinnacle Partners
                 8.830% due 08/15/2004++........................        566,632
               PNC Funding Corporation
   3,050,000     6.125% due 09/01/2003..........................      3,008,916
   3,480,000     6.125% due 02/15/2009..........................      3,295,247
               Premier Parks, Inc.
     425,000     9.250% due 04/01/2006 (L)......................        403,750
     300,000     9.750% due 06/15/2007..........................        288,000
     100,000     10.000% due 04/01/2008 (L).....................         69,000



                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
    Principal                                                          Value
     Amount*                                                          (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
               Prologis Trust
   1,025,000     7.000% due 10/01/2003..........................   $  1,028,024
     850,000     6.700% due 04/15/2004..........................        842,971
     275,000   PTC International Finance II
                 11.250% due 12/01/2009.........................        242,086
     625,000   PX Escrow Corporation
                 9.625% due 02/01/2006..........................        156,250
     500,000   PXRE Capital Trust I
                 8.850% due 02/01/2027..........................        376,060
   1,970,000   Qwest Communications International, Inc.
                 7.500% due 11/01/2008..........................      2,024,273
               R&B Falcon Corporation
     400,000     6.500% due 04/15/2003..........................        384,000
     400,000     6.950% due 04/15/2008..........................        370,000
     200,000   Resolution Performance
                 13.500% due 11/15/2010++.......................        206,000
               Royal Caribbean Cruises Ltd.
     900,000     7.000% due 10/15/2007 (L)......................        826,434
     975,000     7.500% due 10/15/2027..........................        759,350
               RSL Communications Plc
     175,000     12.000% due 11/01/2008.........................         12,250
     700,000     10.125% due 03/01/2008**.......................         42,000
     325,000     9.875% due 11/15/2009 (L)......................         17,875
   3,600,000   Safeway, Inc.
                 7.250% due 09/15/2004..........................      3,694,572
     900,000   Salem Communications, Inc.
                 9.500% due 10/01/2007..........................        855,000
     625,000   Scotts Company (The), Class A
                 8.625% due 01/15/2009..........................        595,313
               Simon Property Group, Inc.
   1,400,000     6.750% due 02/09/2004..........................      1,368,164
   1,000,000     7.125% due 06/24/2005..........................        995,350
     125,000   Slovak Wireless Finance Company
                 11.250% due 03/30/2007.........................        111,506
     440,000   Smithfield Food, Inc.
                 7.625% due 02/15/2008..........................        407,000
     450,000   Speedway Motor Sports, Inc.
                 8.500% due 08/15/2007 (L)......................        441,563
               Sprint Capital Corporation
   1,175,000     5.700% due 11/15/2003..........................      1,125,967
   1,450,000     6.875% due 11/15/2028..........................      1,172,455
     200,000   Stagecoach Holdings Plc
                 8.625% due 11/15/2009..........................        182,816
     225,000   Stater Brothers Holdings, Inc.
                 10.750% due 08/15/2006.........................        187,875
   1,100,000   St. George Bank Ltd.
                 7.150% due 10/15/2005..........................      1,120,064
               SunTrust Banks, Inc.
     845,000     6.125% due 02/15/2004..........................        837,615
   1,275,000     7.750% due 05/01/2010..........................      1,337,398
               Swiss Life Finance Ltd.
      75,000     2.000% due 05/20/2003++........................         74,531
     625,000     2.000% due 05/02/2005++........................        639,063
     175,000   Tembec Industries, Inc.
                 8.625% due 06/30/2009 (L)......................        172,375



                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
    Principal                                                          Value
     Amount*                                                          (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   1,200,000   Tenet Healthcare Corporation
                 6.000% due 12/01/2005..........................   $  1,026,000
   1,000,000   Texas Utilities Electric Company
                 8.250% due 04/01/2004..........................      1,055,080
               Time Warner, Inc.
     375,000     7.750% due 06/15/2005..........................        392,490
   1,800,000     6.950% due 01/15/2028..........................      1,684,944
     725,000   Times Mirror Company
                 7.450% due 10/15/2009..........................        745,445
     700,000   Tosco Corporation
                 8.125% due 02/15/2030..........................        753,116
     500,000   Tricon Global Restaurants, Inc.
                 7.450% due 05/15/2005..........................        493,265
   2,450,000   TRW, Inc.
                 6.625% due 06/01/2004..........................      2,290,750
   1,530,000   Tyco International Group
                 7.000% due 06/15/2028..........................      1,440,587
   1,070,000   Union Camp Corporation
                 6.500% due 11/15/2007 (L)......................      1,034,059
               United Mexican States
     125,000     9.875% due 02/01/2010..........................        134,500
     115,000     11.375% due 09/15/2016.........................        134,205
   1,090,000   United Parcel Service
                 8.375% due 04/01/2030..........................      1,257,925
   2,650,000   Unilever Capital Corporation
                 6.750% due 11/01/2003..........................      2,698,389
               Verizon Global Funding Corporation
     950,000     7.250% due 12/01/2010..........................        969,893
   1,325,000     7.750% due 12/01/2030++........................      1,357,966
     245,000   Versatel Telecom BV
                 4.000% due 12/17/2004..........................        134,007
     700,000   Viacom, Inc., Class B
                 7.875% due 07/30/2030..........................        717,290
     795,000   Vodafone AirTouch Plc
                 7.625% due 02/15/2005..........................        819,370
   2,450,000   Wachovia Corporation
                 5.625% due 12/15/2008..........................      2,237,732
   1,825,000   Washington Mutual, Inc.
                 7.500% due 08/15/2006..........................      1,862,668
               Waste Management, Inc.
     225,000     6.875% due 05/15/2009 (L)......................        211,545
   3,025,000   Wells Fargo Company
                 6.625% due 07/15/2004..........................      3,066,473
               Williams Communications Group, Inc.
     275,000     10.700% due 10/01/2007.........................        211,750
     375,000     11.700% due 08/01/2008.........................        288,750
     150,000     10.875% due 10/01/2009.........................        111,750
               WorldCom, Inc.
   1,900,000     8.000% due 05/15/2006..........................      1,946,626
   1,315,000     6.950% due 08/15/2028..........................      1,103,693
                                                                   ------------
               Total Corporate Fixed Income Securities
                     (Cost $231,286,914)........................    225,949,551
                                                                   ------------



                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
    Principal                                                          Value
     Amount*                                                          (Note 2)
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT FIXED INCOME SECURITIES -- 0.7%
               Argentina Republic
     365,000     11.750% due 04/07/2009.........................   $    339,450
     310,000     10.250% due 07/21/2030.........................        256,525
               Brazil Federal Republic
     560,000     14.500% due 10/15/2009.........................        617,400
     225,000     12.250% due 03/06/2030.........................        207,562
     160,000   Bulgaria National Republic
                 5.875% due 07/28/2011 (L)......................        120,000
     300,000   Ecuador Republic
                 4.000% due 08/15/2030++........................        112,500
     170,000   Korea Republic
                 8.875% due 04/15/2008..........................        183,082
     120,000   Panama Republic
                 9.375% due 04/01/2029..........................        116,160
     145,000   Peru Republic
                 3.750% due 03/07/2017..........................         84,825
     170,000   Philippines Republic
                 10.625% due 03/16/2025.........................        139,400
               Quebec Province
   1,000,000     8.800% due 04/15/2003..........................      1,061,060
     700,000     7.500% due 09/15/2029..........................        747,040
     200,000   South Africa Republic
                 9.125% due 05/19/2009 (L)......................        204,500
                                                                   ------------
               Total Foreign Government Fixed Income Securities
                     (Cost $4,069,500)..........................      4,189,504
                                                                   ------------

MMORTGAGE BACKED SECURITIES -- 35.0%
               FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 7.7%
         477     8.000% due 05/01/2006..........................            487
   8,400,000     5.750% due 03/15/2009 (L)......................      8,283,156
   2,436,207     6.000% due 05/15/2025..........................      2,394,329
   1,390,000     6.000% due 02/15/2027..........................      1,345,256
   2,860,000     6.000% due 10/15/2027..........................      2,745,192
   2,250,000     6.000% due 12/15/2027..........................      2,161,395
   2,480,000     6.000% due 07/15/2028..........................      2,373,038
   2,197,902     6.500% due 01/01/2029..........................      2,170,428
   1,877,002     7.500% due 12/01/2029..........................      1,905,739
      48,068     7.500% due 01/01/2030..........................         48,804
   2,399,091     7.000% due 02/01/2030..........................      2,404,322
   2,184,169     7.230% due 02/01/2030..........................      2,207,714
     199,602     7.370% due 02/01/2030..........................        202,129
   2,223,572     7.500% due 02/01/2030..........................      2,257,615
   4,999,501     7.000% due 05/01/2030..........................      5,010,400
      28,421     7.500% due 05/01/2030..........................         28,856
   2,435,203     7.000% due 06/01/2030..........................      2,440,511
      58,377     7.500% due 07/01/2030..........................         59,271
   1,422,968     7.500% due 08/01/2030..........................      1,444,753
   2,083,269     8.000% due 08/01/2030..........................      2,135,996
   3,445,048     7.500% due 09/01/2030..........................      3,497,793
                                                                   ------------
                                                                     45,117,184
                                                                   ------------



                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
    Principal                                                          Value
     Amount*                                                          (Note 2)
--------------------------------------------------------------------------------
MMORTGAGE BACKED SECURITIES -- (CONTINUED)
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 22.8%
$ 3,246,094      7.280% due 10/01/2003..........................   $  3,312,893
   2,479,207     6.905% due 11/01/2003..........................      2,527,242
   3,887,284     6.880% due 02/01/2004..........................      3,943,038
       1,089     8.000% due 08/01/2004..........................          1,092
   2,325,356     7.305% due 05/01/2007..........................      2,455,703
   2,328,354     7.998% due 06/01/2007..........................      2,502,050
   2,000,000     6.500% due 11/25/2007..........................      2,018,740
   3,680,000     6.500% due 01/25/2008..........................      3,716,800
   1,485,000     7.010% due 11/01/2008..........................      1,549,895
   4,341,178     6.140% due 04/01/2009..........................      4,324,599
   4,265,000     6.625% due 09/15/2009 (L)......................      4,444,258
     800,000     6.625% due 11/15/2010 (L)......................        839,496
   2,440,000     7.000% due 07/18/2012..........................      2,477,356
     885,144     7.500% due 03/01/2015..........................        903,953
     314,857     7.500% due 04/01/2015..........................        321,547
   2,587,269     7.500% due 06/01/2015..........................      2,642,248
   1,530,183     7.500% due 09/01/2015..........................      1,562,699
  13,814,228     7.500% due 11/01/2015..........................     14,107,780
   1,408,822     9.000% due 08/01/2025..........................      1,459,441
   7,533,262     6.500% due 04/01/2029..........................      7,431,043
     641,384     6.500% due 05/01/2029..........................        632,565
     144,474     6.500% due 06/01/2029..........................        142,487
     161,963     6.500% due 07/01/2029..........................        159,794
     237,032     7.500% due 08/01/2029..........................        240,511
   1,917,216     7.000% due 10/01/2029..........................      1,920,206
   2,061,149     7.500% due 10/01/2029..........................      2,091,407
   1,250,122     7.000% due 12/01/2029..........................      1,252,072
   1,235,614     6.960% due 01/01/2030..........................      1,238,703
   2,247,870     7.000% due 01/01/2030..........................      2,251,376
   4,901,797     7.500% due 01/01/2030..........................      4,973,755
     343,115     7.000% due 02/01/2030..........................        343,650
   1,390,012     7.500% due 01/01/2030..........................      1,410,417
   3,175,532     7.500% due 02/01/2030..........................      3,222,148
   1,268,953     7.500% due 03/01/2030..........................      1,287,581
   8,563,113     7.500% due 04/01/2030..........................      8,687,706
      36,918     8.500% due 04/01/2030..........................         38,037
   1,261,017     7.000% due 05/01/2030..........................      1,262,985
   9,296,061     7.500% due 05/01/2030..........................      9,432,527
     393,261     7.000% due 06/01/2030..........................        393,875
   2,395,691     8.000% due 07/01/2030..........................      2,454,817
     218,410     8.500% due 07/01/2030..........................        225,030
     665,699     7.500% due 08/01/2030..........................        675,471
   2,528,617     8.000% due 08/01/2030..........................      2,591,023
   1,793,357     8.500% due 08/01/2030..........................      1,858,017
   3,946,963     7.500% due 09/01/2030..........................      4,004,904
   4,002,884     8.000% due 09/01/2030..........................      4,101,676
   3,117,592     8.000% due 10/01/2030..........................      3,194,534
     248,906     7.500% due 12/01/2030..........................        254,195
   2,483,807     6.630% due 10/01/2039..........................      2,460,136
   2,570,000     7.500% due 12/01/2099..........................      2,607,728
   4,930,000     8.000% due 12/01/2099..........................      5,028,600
                                                                   ------------
                                                                    132,979,806
                                                                   ------------



                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
    Principal                                                          Value
     Amount*                                                          (Note 2)
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES -- (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 4.5%
  $2,273,562     9.000% due 12/15/2017..........................   $  2,398,585
   1,273,162     6.375% due 04/20/2024..........................      1,283,105
   3,597,715     8.000% due 07/15/2029..........................      3,694,385
   1,595,368     7.500% due 08/15/2029..........................      1,622,777
   2,177,721     8.000% due 10/15/2029..........................      2,234,886
     310,011     8.000% due 11/15/2029..........................        318,149
     581,986     8.000% due 12/15/2029..........................        597,261
   3,506,493     5.500% due 01/20/2030..........................      3,508,141
   1,868,326     8.000% due 04/15/2030..........................      1,917,369
   3,772,925     8.000% due 05/15/2030..........................      3,872,056
   1,091,479     8.000% due 07/15/2030..........................      1,117,572
   2,040,917     6.000% due 07/20/2030..........................      2,040,590
   1,942,913     8.000% due 08/15/2030..........................      1,993,915
                                                                   ------------
                                                                     26,598,791
                                                                   ------------
               Total Mortgage-Backed Securities
                 (Cost $200,357,882)............................    204,695,781
                                                                   ------------

ASSET-BACKED SECURITIES -- 7.9 %
   2,575,000   Advanta Mortgage Loan Trust
                 7.040% due 01/25/2029..........................      2,589,081
   2,780,203   Bear Stearns Mortgage Securities, Inc.
                 6.750% due 04/30/2030..........................      2,779,077
   2,000,000   Chase Commercial Mortgage Securities Corporation
                 6.600% due 12/19/2007..........................      1,930,600
   2,400,000   Chase Credit Card Master Trust
                 6.950% due 01/15/2007..........................      2,467,344
   2,625,000   Citibank Credit Card Issuance Trust
                 6.900% due 10/17/2007..........................      2,713,147
   1,800,000   COMM Series 2000, Class A2
                 7.416% due 04/15/2010..........................      1,907,905
   2,445,000   Daimler Chrysler Auto Trust
                 6.160% due 01/08/2006..........................      2,452,067
     500,000   FMAC Loan Receivables Trust
                 8.140% due 04/15/2019..........................        474,620
   3,000,000   Ford Credit Auto Owner Trust
                 7.370% due 07/15/2004..........................      3,068,430
   4,259,129   GMAC Commercial Mortgage Securities, Inc.
                 6.150% due 05/15/2035..........................      4,250,689
   3,118,902   LB Commercial Conduit Mortgage Trust
                 6.410% due 06/15/2031..........................      3,149,321
               MBNA Master Credit Card Trust
   1,650,000     6.600% due 12/15/2006..........................      1,670,097
   1,150,000     7.650% due 01/15/2008..........................      1,185,668
               Merrill Lynch Mortgage Investors, Inc.
   1,851,340     6.690% due 11/21/2028..........................      1,865,968
   2,450,000     6.960% due 11/21/2028..........................      2,401,821
   2,063,474   Mid-State Trust
                 7.340% due 07/01/2035..........................      2,100,864
   2,700,000   MMCA Automobile Trust
                 6.780% due 10/15/2004..........................      2,737,444
               Mortgage Capital Funding, Inc.
   3,000,000     7.117% due 11/20/2007..........................      2,963,000
   1,704,583     6.325% due 10/18/2007..........................      1,712,481



                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
    Principal                                                          Value
     Amount*                                                          (Note 2)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- (CONTINUED)
$ 1,000,000   Residential Asset Securities Corporation
                 7.040% due 05/25/2026..........................   $  1,003,594
   1,000,000   Vanderbilt Mortgage Finance Corporation, Inc.
                 6.750% due 10/07/2028..........................        937,992
                                                                   ------------
               Total Asset-Backed Securities
                 (Cost $45,276,526).............................     46,361,210
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 11.3%
               U.S. TREASURY BONDS -- 4.2%
   7,990,000     6.250% due 08/15/2023 (L)......................      8,641,664
  14,525,000     6.250% due 05/15/2030 (L)......................     16,204,381
                                                                   ------------
                                                                     24,846,045
                                                                   ------------
               U.S. TREASURY INFLATION INDEX NOTES -- 1.2%
   7,071,454     3.375% due 01/15/2007 (L)......................      6,936,672
                                                                   ------------
               U.S. TREASURY NOTES -- 5.9%
  16,915,000     7.000% due 07/15/2006 (L)......................     18,410,963
   2,150,000     6.000% due 08/15/2009 (L)......................      2,268,594
  13,000,000     5.750% due 08/15/2010 (L)......................     13,623,610
                                                                   ------------
                                                                     34,303,167
                                                                   ------------
               Total U.S. Treasury Obligations
                     (Cost $64,367,859).........................     66,085,884
                                                                   ------------

  Shares
  ------
CLOSED-END MUTUAL FUNDS -- 4.4 %
     389,700   Blackrock 2001 Term Trust, Inc. .................      3,750,862
     372,400   Blackrock North American Government Income
                 Trust, Inc. ...................................      3,770,550
     409,400   Blackrock Strategic Term Trust, Inc. ............      3,812,537
      37,300   Dresdner RCM Global Strategic Income Fund........        251,775
      85,600   First Commonwealth Fund..........................        770,400
       1,000   Fresenius Medical Capital Trust II (L)...........         91,250
     602,700   Hyperion 2002 Term Trust, Inc. ..................      5,311,294
     133,500   Hyperion Total Return Fund, Inc. ................      1,151,438
      37,600   Mentor Income Fund, Inc. ........................        314,900
     415,500   MFS Government Markets Income Trust..............      2,700,750
     333,000   MFS Intermediate Income Trust....................      2,206,125
      22,900   Oppenheimer Multi-Sector Income Trust, Inc. .....        177,933
     195,300   Templeton Global Income Fund (L).................      1,208,419
                                                                   ------------
               Total Closed End Mutual Funds
                     (Cost $24,032,953).........................     25,518,233
                                                                   ------------
PREFERRED STOCK -- 0.6%
      54,000   Equity Office Properties Trust...................      2,544,750
      38,000   Golden State Bancorp.............................        881,125
                                                                   ------------
               Total Preferred Stock
                     (Cost $3,642,850)..........................      3,425,875
                                                                   ------------




                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
    Principal                                                          Value
     Amount*                                                          (Note 2)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.3% (COST $7,577,000)
  $7,577,000   Agreement with State Street Bank, 5.840%
                 to be repurchased at $7,581,917 on
                 01/02/2001, collateralized by
                 $7,965,000, Federal National Mortgage
                 Association 0.000% due 09/01/2029, market
                 value $7,566,750 and $160,000, Federal Home
                 Loan Mortgage Corporation 7.010% due
                 04/19/2002, market value $162,523..............   $  7,577,000
                                                                   ------------

  Number of                                            Expiration        Strike
  Contracts                                               Date            Price
  --------                                              --------          ------
PURCHASED OPTIONS -- 0.1 %
               CALL OPTIONS PURCHASED -- 0.1%
   1,950,000    10 Year U.S. Treasury Note Call......  01/12/2001            105           137,709
   2,475,000    10 Year U.S. Treasury Bond Call......  01/25/2001            112            20,889
   5,950,000    10 Year U.S. Treasury Bond Call......  02/20/2001            100           302,022
   1,400,000    10 Year U.S. Treasury Bond Call......  03/19/2001            104           104,356
                                                                                      ------------
                                                                                           564,976
                                                                                      ------------
               FOREIGN PUT OPTIONS PURCHASED -- 0.0%#
     502,057    South African Rand Put..............   03/22/2001              7             3,384
     325,000    Mexican Pesos Put...................   04/12/2001             10             9,675
     650,000    Mexican Pesos Put...................   04/12/2001              8                 0
     380,952    Argentine Pesos Put.................   11/07/2001              1            12,381
     200,000    Japanese Yen Put....................   11/16/2001            115             4,300
                                                                                      ------------
                                                                                            29,740
                                                                                      ------------
               Total Options Purchased
                (Cost $289,560)................................................            594,716
                                                                                      ------------
TOTAL INVESTMENTS
     (Cost $580,901,044)...............................................    100.0%     $584,397,754
                                                                                      ------------
WRITTEN OPTIONS -- (0.1)%
               CALL OPTIONS WRITTEN 0.0%#
   3,725,000    10 Year U.S. Treasury Bonds Call....   01/12/2001            101          (116,704)
  25,987,000    10 Year U.S. Treasury Bonds Call....   01/25/2001            101           (40,540)
   1,400,000    10 Year U.S. Treasury Bonds Call....   03/19/2001            108           (59,290)
   2,725,000    10 Year U.S. Treasury Bonds Call....   03/20/2001            105           (37,905)
                                                                                      ------------
                                                                                          (254,439)
                                                                                      ------------
               FOREIGN CALL OPTIONS WRITTEN -- 0.0%#
     325,000    Mexican Pesos Put...................   04/12/2001              9              (413)
     650,000    Mexican Pesos Put...................   04/12/2001             10            (8,209)
                                                                                      ------------
                                                                                            (8,622)
                                                                                      ------------
                  Total Call Options Written
                        (Premiums $178,645)....................................           (263,061)
                                                                                      ------------
               PUT OPTIONS WRITTEN -- 0.0%#
     175,000    10 Year U.S. Treasury Bond Put......   01/12/2001            109                 0
   5,950,000    10 Year U.S. Treasury Bond Put......   02/20/2001             99            (3,332)
   1,400,000    10 Year U.S. Treasury Bond Put......   03/19/2001            100              (476)
                                                                                      ------------
                                                                                            (3,808)
                                                                                      ------------



                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------------------------
                                                                                         Value
      Shares                                                                            (Note 2)
--------------------------------------------------------------------------------------------------
WRITTEN OPTIONS -- (CONTINUED)
               FOREIGN PUT OPTIONS WRITTEN -- 0.0%#
     347,826    Argentine Pesos Put.................   11/07/2001             1      $     (7,826)
     502,057    South African Rand Put..............   03/22/2001             7            (1,074)
     502,057    South African Rand Put..............   03/22/2001             8            (4,760)
                                                                                          (13,660)
               Total Put Options Written
                (Premiums $149,060)............................................           (17,468)
               Total Written Options
                (Premiums $327,705)....................................    (0.1)%        (280,529)
                                                                          ------     ------------
OTHER ASSETS AND LIABILITIES (NET)....................................     0.01%          228,166
                                                                          ------     ------------
NET ASSETS............................................................    100.0%     $584,345,391
                                                                          ======     ============

===================
* Principal amount is stated in the currency of the country in which the security is denominated.
+ Security in default. At the end of the period, these securities amounted to less than 0.1% of net assets.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, the value of these securities amounted to $5,430,894 or 0.93% of net assets.
** Zero coupon security as of December 31, 2000. The coupon shown is the step-up rate.
***   Zero Coupon Bond.
#     Amount represents less than 0.1%.
(a) Variable Rate Security. The interest rate shown reflects the rate in effect at December 31, 2000.
(b)   Floating Note.
(L) Securities lending -- securities in whole or in part on loan at December 31, 2000.



                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                        NEW COVENANT BALANCED GROWTH FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------------------------
                                                                                         Value
    Shares                                                                             (Note 2)
--------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 85.0%
   4,866,831   New Covenant Growth Fund........................................       $150,725,761
   5,183,028   New Covenant Income Fund........................................        127,968,971
                                                                                      ------------
               Total Investment Companies
                     (Cost $290,349,193).......................................        278,694,732
                                                                                      ------------

   Principal
    Amount
 --------------
REPURCHASE AGREEMENT -- 13.4%  (Cost $43,903,000)
$ 43,903,000   Agreement with State Street Bank, 5.84% to
                be repurchased at $43,931,488 on 01/02/2001,
                collateralized by $47,140,000 Federal Home
                Loan Mortgage Corporation 9.000% due
                11/01/2030, market value $44,783,000...........................         43,903,000
                                                                                      ------------

TOTAL INVESTMENTS
     (Cost $334,252,193)..............................................       98.4%    $322,597,732
OTHER ASSETS AND LIABILITIES (NET)....................................        1.6%       5,371,963
                                                                            -----     ------------
NET ASSETS............................................................      100.0%    $327,969,695
                                                                            =====     ============


                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                        NEW COVENANT BALANCED INCOME FUND
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------------------------
                                                                                         Value
    Shares                                                                             (Note 2)
--------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 89.6%
   1,052,152   New Covenant Growth Fund.......................................        $ 32,585,143
   3,052,865   New Covenant Income Fund.......................................          75,375,246
                                                                                      ------------
               Total Investment Companies
                (Cost $111,075,948)...........................................         107,960,389
                                                                                      ------------

   Principal
    Amount
 ------------
REPURCHASE AGREEMENT -- 10.4%  (Cost $12,483,000)
$ 12,483,000   Agreement with State Street Bank, 5.84% to
                be repurchased at $12,491,100 on 01/02/2001,
                collateralized by $13,130,000 Student Loan
                Marketing Association 6.665% due 10/26/2009,
                market value $12,736,100......................................          12,483,000
                                                                                      ------------
TOTAL INVESTMENTS
     (Cost $123,558,948)..............................................      100.0%    $120,443,389
OTHER ASSETS AND LIABILITIES (NET)....................................        0.0%#        (29,355)
                                                                            -----     ------------
NET ASSETS............................................................      100.0%    $120,414,034
                                                                            =====     ============


===================
# Amount represents less than 0.1%.



                See accompanying notes to financial statements.

                                            STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                        NEW COVENANT      NEW COVENANT
                                                    NEW COVENANT       NEW COVENANT       BALANCED          BALANCED
                                                     GROWTH FUND        INCOME FUND      GROWTH FUND       INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)................   $780,687,915       $584,397,754      $322,597,732      $120,443,389
   Foreign currency, at value
         (Cost $7,227,276).......................      7,470,735                 --                --                --
   Unrealized appreciation on foreign
         exchange contracts......................      1,000,083            272,130                --                --
   Cash..........................................      2,544,133            117,377               800               823
   Receivable for investments sold...............            --           3,399,250         5,516,940            13,246
   Receivable for fund shares sold...............          3,810              4,833                --            14,250
   Dividends and interest receivable.............        662,549          7,357,937            21,366             6,075
   Prepaid expenses and other assets.............          5,124              6,475               994                --
                                                    ------------       ------------      ------------      ------------
   Total Assets..................................    792,374,349        595,555,756       328,137,832       120,477,783
                                                    ------------       ------------      ------------      ------------
LIABILITIES:
   Foreign currency, at value
         (Cost $191,108).........................            --             202,215                --                --
   Unrealized depreciation on
         foreign exchange currencies.............         25,685            383,349                --                --
   Payable for securities purchased..............         24,251          7,648,765                --                --
   Payable for fund shares redeemed..............      3,324,586          2,229,336           109,673             2,185
   Options written
         (Premiums received $327,705)............            --             280,529                --                --
   Distributions payable.........................          1,808                 --               389                65
   Advisory fee payable..........................        692,952            374,226                --                --
   Other accrued expenses........................         90,884             91,945            58,075            61,499
                                                    ------------       ------------      ------------      ------------
   Total Liabilities.............................      4,160,166         11,210,365           168,137            63,749
                                                    ------------       ------------      ------------      ------------
NET ASSETS.......................................   $788,214,183       $ 84,345,391      $327,969,695      $120,414,034
                                                    ============       ============      ============      ============
Investments, at Identified Cost..................   $803,266,609       $580,901,044      $334,252,193      $123,558,948
                                                    ============       ============      ============      ============
NET ASSETS CONSIST OF:
   Paid-in capital...............................    809,432,320        597,586,061       313,000,255       118,175,136
   Undistributed / (distributions
         in excess of) net investment income.....     (2,465,013)          (492,977)       27,128,539         5,716,363
   Accumulated net realized gain / (loss)
         on investments and foreign
         currency transactions...................      2,609,010        (16,173,810)         (504,638)         (361,906)
   Net unrealized appreciation /
         (depreciation) on investments
         and foreign currency transactions.......    (21,362,134)         3,426,117       (11,654,461)       (3,115,559)
                                                    ------------       ------------      ------------      ------------
   Total Net Assets..............................   $788,214,183       $584,345,391      $327,969,695      $120,414,034
                                                    ============       ============      ============      ============
NET ASSET VALUE, offering price
         and redemption price per share of
         beneficial interest outstanding.........   $      30.97       $      24.69      $      84.03      $      19.12
                                                    ============       ============      ============      ============
   Number of Portfolio shares outstanding........     25,448,733         23,665,783         3,903,234         6,296,353
                                                    ============       ============      ============      ============



                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2000
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                        NEW COVENANT      NEW COVENANT
                                                   NEW COVENANT       NEW COVENANT        BALANCED          BALANCED
                                                    GROWTH FUND        INCOME FUND       GROWTH FUND       INCOME FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of
         $89,830, $660, $0 and $0, respectively)..  $   4,550,518      $   943,875       $ 17,143,842      $ 5,176,899
   Interest.......................................        967,680       19,599,805            378,736          137,799
                                                    -------------      -----------       ------------      -----------
   Total Investment Income.......................       5,518,198       20,543,680         17,522,578        5,314,698
                                                    -------------      -----------       ------------      -----------
EXPENSES:
   Investment advisory fees (Note 3).............       4,360,458        2,165,077                 --               --
   Administration fees...........................          60,742           36,453             22,098            8,320
   Accounting and custody fees...................         191,810           90,590              4,537            4,537
   Legal and audit fees..........................          20,852           12,249              8,788            3,737
   Transfer agent fees...........................          36,639           37,308            112,534           64,470
   Directors' expenses...........................           1,299              992                728              187
   Registration fees.............................           3,006            3,035              4,023            4,029
   Shareholder report expenses...................          11,522            8,084              5,512            2,503
   Insurance expense.............................           6,902            4,974              3,117            1,641
   Miscellaneous expenses........................          27,544           10,077              4,478            3,985
                                                    -------------      -----------       ------------      -----------
   Total expenses................................       4,720,774        2,368,839            165,815           93,409
                                                    -------------      -----------       ------------      -----------
   NET INVESTMENT INCOME.........................         797,424       18,174,841         17,356,763        5,221,289
                                                    -------------      -----------       ------------      -----------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain / (loss) on:
         Investments.............................      57,435,218          572,783            760,185          544,095
         Foreign currency transactions...........      (2,004,157)         145,506                 --               --
         Realized gains received from
              underlying funds...................              --               --         27,091,500        5,709,179
                                                    -------------      -----------       ------------      -----------
   Net realized gain on investments and
         foreign currency........................      55,431,061          718,289         27,851,685        6,253,274
                                                    -------------      -----------       ------------      -----------
   Net change in unrealized appreciation /
         (depreciation) of investments and
         foreign currency transactions...........    (121,844,708)      19,151,092        (51,848,698)      (9,698,870)
                                                    -------------      -----------       ------------      -----------
   Net realized and unrealized gain / (loss)
         on investments and foreign
         currency transactions...................     (66,413,647)      19,869,381        (23,997,013)      (3,445,596)
                                                    -------------      -----------       ------------      -----------
NET INCREASE / (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS...............................   $ (65,616,223)     $38,044,222       $ (6,640,250)     $ 1,775,693
                                                    =============      ===========       ============      ===========



                See accompanying notes to financial statements.

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
                                                              NEW COVENANT                                NEW COVENANT
                                                             GROWTH FUND (A)                             INCOME FUND (A)
-----------------------------------------------------------------------------------------------------------------------------------
                                                        FOR THE                                    FOR THE
                                                   SIX MONTHS ENDED          FOR THE          SIX MONTHS ENDED         FOR THE
                                                   DECEMBER 31, 2000       YEAR ENDED         DECEMBER 31, 2000      YEAR ENDED
                                                      (UNAUDITED)         JUNE 30, 2000          (UNAUDITED)        JUNE 30, 2000
                                                  ------------------      -------------      ------------------     -------------
OPERATIONS:
   Net investment income.........................  $     797,424           $  3,405,627        $ 18,174,841         $ 35,398,752
   Net realized gain / (loss) on investments
         and foreign currency transactions.......     55,431,061            140,516,999             718,289          (16,619,735)
   Net change in unrealized appreciation /
         (depreciation) of investments and
         foreign currency transactions...........   (121,844,708)           (88,675,865)         19,151,092              779,217
                                                   -------------           ------------        ------------         ------------
   Net increase in net assets
         resulting from operations...............    (65,616,223)            55,246,761          38,044,222           19,498,584
                                                   -------------           ------------        ------------         ------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS:
   From net investment income....................             --             (6,312,018)        (19,036,840)         (35,292,282)
   From net realized gains on investments
         and foreign currency....................   (172,545,321)           (22,508,009)                 --                   --
                                                   -------------           ------------        ------------         ------------
                                                    (172,545,321)           (28,820,027)        (19,036,840)         (35,292,282)
                                                   -------------           ------------        ------------         ------------
SHARE TRANSACTIONS:
   Net increase / (decrease) in net assets
         from shares of beneficial interest
         transactions (Note 6)...................    121,289,531            878,659,462(b)       (6,331,072)         587,462,779(b)
                                                   -------------           ------------        ------------         ------------
   Net increase / (decrease) in net assets.......   (116,872,013)           905,086,196          12,676,310          571,669,081
                                                   -------------           ------------        ------------         ------------
NET ASSETS:
   Beginning of period...........................    905,086,196                     --         571,669,081                   --
                                                   -------------           ------------        ------------         ------------
   End of period.................................  $ 788,214,183           $905,086,196        $584,345,391         $571,669,081
                                                   =============           ============        ============         ============

===================
(a) The Fund commenced investment operations on July 1, 1999.
(b) Amount includes proceeds from Common Trust conversion (Note 7).



                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

-----------------------------------------------------------------------------------------------------------------------------------
                                                              NEW COVENANT                                NEW COVENANT
                                                         BALANCED GROWTH FUND (A)                   BALANCED INCOME FUND (A)
-----------------------------------------------------------------------------------------------------------------------------------
                                                        FOR THE                                    FOR THE
                                                   SIX MONTHS ENDED          FOR THE          SIX MONTHS ENDED         FOR THE
                                                   DECEMBER 31, 2000       YEAR ENDED         DECEMBER 31, 2000      YEAR ENDED
                                                      (UNAUDITED)         JUNE 30, 2000          (UNAUDITED)        JUNE 30, 2000
                                                  ------------------      -------------      ------------------     -------------
OPERATIONS:
   Net investment income......................... $ 17,356,763            $ 11,421,216         $  5,221,289         $  5,538,146
   Net realized gain / (loss) on investments
         and foreign currency transactions.......   27,851,685               6,554,220            6,253,274            1,835,179
   Net change in unrealized appreciation /
         (depreciation) of investments and
         foreign currency transactions...........  (51,848,698)                591,204           (9,698,870)          (1,867,337)
                                                  ------------            ------------         ------------         ------------
   Net increase / (decrease) in net assets
         resulting from operations...............   (6,640,250)             58,169,674            1,775,693            5,505,988
                                                  ------------            ------------         ------------         ------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS:
   From net investment income....................  (17,319,724)            (11,476,614)          (5,214,105)          (5,576,584)
   From net realized gains on investments
         and foreign currency....................   (5,689,268)             (2,107,031)          (1,906,392)            (813,536)
                                                  ------------            ------------         ------------         ------------
                                                   (23,008,992)            (13,583,645)          (7,120,497)          (6,390,120)
                                                  ------------            ------------         ------------         ------------
SHARE TRANSACTIONS:
   Net increase / (decrease) in net assets
         from shares of beneficial interest
         transactions (Note 6)...................   14,387,485             338,248,457(b)           950,130          125,692,840(b)
                                                  ------------            ------------         ------------         ------------
   Net increase in net assets....................  (15,261,757)            343,231,452           (4,394,674)         124,808,708
                                                  ------------            ------------         ------------         ------------
NET ASSETS:
   Beginning of period...........................  343,231,452                      --          124,808,708                   --
                                                  ------------            ------------         ------------         ------------
   End of period................................. $327,969,695            $343,231,452         $120,414,034         $124,808,708
                                                  ============            ============         ============         ============

===================
(a) The Fund commenced investment operations on July 1, 1999.
(b) Amount includes proceeds from Common Trust conversion (Note 7).



                See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 NEW COVENANT                               NEW COVENANT
                                                                 GROWTH FUND*                               INCOME FUND*
-----------------------------------------------------------------------------------------------------------------------------------
                                                           FOR THE                                   FOR THE
                                                      SIX MONTHS ENDED          FOR THE         SIX MONTHS ENDED         FOR THE
                                                      DECEMBER 31, 2000       YEAR ENDED        DECEMBER 31, 2000      YEAR ENDED
                                                         (UNAUDITED)         JUNE 30, 2000         (UNAUDITED)        JUNE 30, 2000
                                                     ------------------      -------------     ------------------     -------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period..............     $  42.07            $  40.81**           $  23.89             $  24.52**
                                                          --------            --------             --------             --------
   Net investment income.............................         0.08                0.15                 0.77                 1.47
   Net realized and unrealized gain/(loss) on
    investments and foreign currency transactions....        (3.14)               2.49                 0.84                (0.63)
                                                          --------            --------             --------             --------
   Total from investment operations..................        (3.06)               2.64                 1.61                 0.84
                                                          ========            ========             ========             ========
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income..............           --               (0.30)               (0.81)               (1.47)
   Distributions from net realized gains.............        (8.04)              (1.08)                  --                   --
                                                          --------            --------             --------             --------
   Total distributions...............................        (8.04)              (1.38)               (0.81)               (1.47)
                                                          --------            --------             --------             --------
   NET ASSET VALUE, END OF PERIOD....................     $  30.97            $  42.07             $  24.69             $  23.89
                                                          ========            ========             ========             ========
   Total return......................................        (7.16)%              6.38%                6.74%                3.55%
                                                          ========            ========             ========             ========
RATIOS TO AVERAGE NET ASSETS
   AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's)..............     $788,214            $905,086             $584,345             $571,669
   Ratio of net investment income to
       average net assets............................         0.18%+              0.37%                6.23%+               6.12%
   Ratio of operating expenses to
       average net assets............................         1.06%+              1.07%                0.81%+               0.83%
   Portfolio turnover rate...........................           70%                152%                  81%                 182%

===================
*   The Fund commenced operations on July 1, 1999.
**  Represents net asset value of predecessor Common Trust Fund.
+   Annualized.



                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

---------------------------------------------------------------------------------------------------------------------------------
                                                               NEW COVENANT                               NEW COVENANT
                                                           BALANCED GROWTH FUND*                      BALANCED INCOME FUND*
---------------------------------------------------------------------------------------------------------------------------------
                                                         FOR THE                                   FOR THE
                                                    SIX MONTHS ENDED          FOR THE         SIX MONTHS ENDED         FOR THE
                                                    DECEMBER 31, 2000       YEAR ENDED        DECEMBER 31, 2000      YEAR ENDED
                                                       (UNAUDITED)         JUNE 30, 2000         (UNAUDITED)        JUNE 30, 2000
                                                   ------------------      -------------     ------------------     -------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period..............   $  91.84             $  90.96**          $  20.01             $  20.16**
                                                        --------             --------            --------             --------
   Net investment income.............................      11.53                 3.18                1.77                 0.89
   Net realized and unrealized gain /(loss)
       on investments and foreign
       currency transactions.........................     (13.26)                1.48               (1.49)               (0.02)
                                                        --------             --------            --------             --------
   Total from investment operations..................      (1.73)                4.66                0.28                 0.87
                                                        ========             ========            ========             ========
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income..............      (4.58)               (3.19)              (0.86)               (0.89)
   Distributions from net realized gains.............      (1.50)               (0.59)              (0.31)               (0.13)
                                                        --------             --------            --------             --------
   Total distributions...............................      (6.08)               (3.78)              (1.17)               (1.02)
                                                        --------             --------            --------             --------
   NET ASSET VALUE, END OF PERIOD....................   $  84.03             $  91.84            $  19.12             $  20.01
                                                        ========             ========            ========             ========
   Total return......................................      (1.84)%               5.13%               1.44%                4.40%
                                                        ========             ========            ========             ========
RATIOS TO AVERAGE NET ASSETS
   AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's)..............   $327,970             $343,231            $120,414             $124,809
   Ratio of net investment income to
       average net assets............................      10.00%+               3.50%               8.41%+               4.46%
   Ratio of operating expenses to
       average net assets............................       0.10%+               0.10%               0.15%+               0.14%
   Portfolio turnover rate...........................          3%                   8%                  4%                  12%

===================
*   The Fund commenced operations on July 1, 1999.
**  Represents net asset value of predecessor Common Trust Fund.
+   Annualized.



                See accompanying notes to financial statements.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2000 (UNAUDITED)


1. ORGANIZATION

New Covenant Funds (the "Trust"), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth Fund") and New Covenant Balanced Income Fund ("Balanced Income Fund"), (individually, a "Fund", and collectively, the "Funds"). The Funds commenced investment operations on July 1, 1999. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds' investment adviser is New Covenant Trust Company, N.A. (the "Adviser").

The objectives of the Funds are as follows:

GROWTH FUND               Long-term capital appreciation. Dividend income, if
                          any, will be incidental.

INCOME FUND               High level of current income with preservation of
                          capital.

BALANCED GROWTH FUND      Produce capital appreciation with less risk than would
                          be present in a portfolio of only common stocks.

BALANCED INCOME FUND      Produce current income and long-term growth of
                          capital.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION: Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System, will be valued at the mean between the last preceding bid and asked prices. Valuations may also be obtained from pricing services when such prices are believed to reflect fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Trustees.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2000 (UNAUDITED)


value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

OPTIONS: The Income Fund may purchase or write options which are traded over the counter to hedge fluctuation risks in the prices of certain securities. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

Transactions in options written during the six months ended December 31, 2000 for the Income Fund were as follows:

                                                                Number of      Premiums
                                                                Contracts      Received
                                                                ---------     ----------
Options written outstanding at June 30, 2000................      24,029      $ 331,335
Options written during the period...........................     106,399        569,893
Options terminated in closing purchase transactions.........     (47,255)      (314,830)
Options expired during the period...........................     (39,484)      (258,693)
                                                                 -------      ---------
Options written outstanding at December 31, 2000............      43,689      $ 327,705
                                                                 =======      =========

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2000 (UNAUDITED)


The following written options were outstanding at December 31, 2000:

                                       Number of     Exercise         Expiration           Net Appreciation/
          Description                  Contracts       Price             Date                (Depreciation)
          ----------                   ---------     --------         ----------            ----------------
10 Year U.S. Treasury Bond Call          (3,725)       101           January 2001               $(55,464)
10 Year U.S. Treasury Bond Call         (25,987)       101           January 2001                 12,246
10 Year U.S. Treasury Bond Put             (175)       109           January 2001                  3,049
10 Year U.S. Treasury Bond Put           (5,950)        99           February 2001                93,356
10 Year U.S. Treasury Bond Put           (1,400)       100           March 2001                   20,524
10 Year U.S. Treasury Bond Call          (1,400)       108           March 2001                  (36,978)
10 Year U.S. Treasury Bond Call          (2,725)       105           March 2001                   (7,461)
South African Rand Put                     (502)         7           March 2001                    3,871
South African Rand Put                     (502)         8           March 2001                    2,445
Mexican Pesos Put                          (650)        10           April 2001                      988
Mexican Pesos Put                          (325)         9           April 2001                    2,252
Argentine Pesos Put                        (348)         1           November 2001                 8,348
                                                                                                --------
                                                                                                $ 47,176
                                                                                                ========

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain of the Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time forward contracts are extinguished.

LOANS OF PORTFOLIO SECURITIES: New Covenant Growth and New Covenant Income Funds loaned securities during the period to certain brokers, with the Funds' custodian acting as lending agent. Upon such loans, the Funds receive collateral which is maintained by the custodian in the Statement of Operations. On a daily basis, the Funds monitor the market value of securities loaned and maintain collateral against the securities loaned in an amount not less than the value of the securities loaned. The Funds may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities.

The value of loaned securities and related collateral outstanding at December 31, 2000, was as follows:

                                            VALUE OF               VALUE OF
        FUND                            SECURITIES LOANED         COLLATERAL
       ------                           -----------------        ------------
     Growth Fund                           $46,619,860           $ 48,412,962
     Income Fund                            99,866,277            101,933,929

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2000 (UNAUDITED)


REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

FEDERAL INCOME TAXES: It is the Funds' intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.


3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with New Covenant Trust Company, N.A. (or the "Adviser"). Under the Agreement, the Adviser is responsible for managing the Funds' investments as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Adviser a monthly fee at the annual rate of 0.99% of the Growth Fund's average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the value of the Income Fund's average daily net assets. The Adviser does not receive advisory fees for the Balanced Growth and Balanced Income Funds. The Adviser has entered into Sub-Advisory Agreements with six Sub-Advisers to assist in the selection and management of each Fund's investment securities. It is the responsibility of the Sub-Advisers, under the direction of the Adviser, to make day-to-day investment decisions for the Funds. The Adviser pays each Sub-Adviser a quarterly fee for their services in managing assets of the Funds. The Adviser pays the Sub-Advisers' fees directly from its own advisory fees. The Sub-Advisory fees are based on the assets of a Fund to which a Sub-Adviser is responsible for making investment decisions.

The following are the Sub-Advisers for the Growth Fund: Capital Guardian Trust Company, Lazard Asset Management, Seneca Capital Management, and Wellington Management Company.

The following are the Sub-Advisers for the Income Fund: Standish, Ayer & Wood, Inc. and Tattersall Advisory Group.

The Trust has a Services Agreement with PFPC Inc. ("PFPC"). Under the Services Agreement, PFPC provides certain transfer agency and administrative services to the Funds. Fees charged for fund administration are 0.15% of the first $50 million of total net assets, 0.10% of the next $50 million of total net assets and 0.05%

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2000 (UNAUDITED)


of total net assets over $100 million. The maximum annual combined fee for fund administration is $250,000 for all four Funds. Fees charged for transfer agency services are $20 per shareholder account for each Fund with a minimum annual fee of $27,000 per Fund.

The Trust has a Distribution Agreement with Provident Distributors Inc. (the "Distributor") to serve as the principal distributor of the Funds' shares. The Funds do not pay any fees to the Distributor in its capacity as principal distributor.


4. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended December 31, 2000 were as follows:

------------------------------------------------------------------------------------------
FUND                                                          PURCHASES          SALES
------------------------------------------------------------------------------------------
Growth Fund.............................................    $ 611,784,467   $ 608,149,561
Income Fund.............................................      284,707,112     297,430,285
Balanced Growth Fund....................................       10,699,832      13,441,710
Balanced Income Fund....................................        5,031,902       8,938,256
------------------------------------------------------------------------------------------

The cost of purchases and proceeds from sales of long-term U.S. Government securities for the six months ended December 31, 2000 were as follows:

------------------------------------------------------------------------------------------
FUND                                                          PURCHASES        SALES
------------------------------------------------------------------------------------------
Income Fund.............................................    $184,267,578    $166,215,309
------------------------------------------------------------------------------------------

At December 31, 2000, the aggregate cost of investments, gross unrealized appreciation and depreciation and net unrealized appreciation/(depreciation) for federal tax purposes was as follows:

------------------------------------------------------------------------------------------
                                             GROSS             GROSS       NET UNREALIZED
                                           UNREALIZED        UNREALIZED      APPRECIATION/
FUND                            COST       APPRECIATION     DEPRECIATION    (DEPRECIATION)
------------------------------------------------------------------------------------------
Growth Fund..............  $803,266,609    $95,105,256      $117,683,950    $(22,578,694)
Income Fund..............   580,901,044     13,816,225        10,319,515       3,496,710
Balanced Growth Fund.....   334,252,193             --        11,654,461     (11,654,461)
Balanced Income Fund.....   123,558,948             --         3,115,559      (3,115,559)
------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2000 (UNAUDITED)


5. FORWARD FOREIGN CURRENCY CONTRACTS

The Growth Fund had the following open forward foreign cross currency contracts as of December 31, 2000:

----------------------------------------------------------------------------------------------------------
                                                               SETTLEMENT            NET UNREALIZED
CONTRACTS TO RECEIVE           IN EXCHANGE FOR                    DATE         APPRECIATION/(DEPRECIATION)
----------------------------------------------------------------------------------------------------------
AUD      929,403               EUR            577,075          02/12/2001              $ (25,685)
CHF      655,893               JPY         42,036,165          03/05/2001                 35,348
EUR    1,887,973               JPY        171,856,610          01/19/2001                168,624
EUR  171,823,610               JPY          1,887,973          01/19/2001                 98,080
EUR      830,319               USD            781,056          02/07/2001                 58,056
EUR      493,369               CAD            665,407          02/09/2001                 20,246
EUR      601,127               AUD            929,403          02/12/2001                 48,315
EUR      620,304               GBP            374,304          02/12/2001                 23,470
EUR      943,256               JPY         97,994,880          02/20/2001                 23,397
EUR      613,042               JPY         56,605,200          02/27/2001                 77,288
EUR      800,110               CAD          1,067,040          03/01/2001                 41,227
EUR      206,880               CAD            281,729          03/07/2001                  6,793
EUR      453,242               CAD            608,160          03/13/2001                 20,984
EUR      293,965               HKD          2,158,000          04/03/2001                     62
EUR    1,551,225               JPY        142,769,930          05/29/2001                186,474
EUR      980,883               USD            926,532          06/08/2001                 50,532
EUR    1,295,468               JPY        126,714,920          06/18/2001                 86,090
EUR      157,409               GBP             95,823          06/26/2001                  5,200
USD      528,102               JPY         59,796,990          02/28/2001                 49,897
----------------------------------------------------------------------------------------------------------
                                                                                       $ 974,398
==========================================================================================================

The Income Fund had the following open forward foreign currency contracts and forward foreign cross currency contracts as of December 31, 2000:

----------------------------------------------------------------------------------------------------------
                                                               SETTLEMENT            NET UNREALIZED
CONTRACTS TO RECEIVE           IN EXCHANGE FOR                    DATE         APPRECIATION/(DEPRECIATION)
----------------------------------------------------------------------------------------------------------
ARS      201,444               USD            201,767          01/23/2001              $   2,219
ARS      207,956               USD            208,289          12/03/2001                 12,289
ARS    1,053,889               USD          1,055,578          04/17/2002                 90,389
EUR      193,000               USD            181,892          03/26/2001                 13,255
EUR      281,000               USD            266,057          08/22/2001                 23,815
MXN    2,264,535               USD            235,521          06/23/2003                 59,293
PLN    1,529,500               USD            361,404          03/08/2001                 44,934
THB   12,845,700               USD            297,229          07/27/2001                 (4,738)
USD    2,502,628               EUR          2,656,000          03/21/2001               (162,867)
USD       11,978               GBP              8,000          03/21/2001                   (374)
USD      181,892               EUR            193,000          03/26/2001                (15,005)
USD      297,229               THB         12,845,700          07/27/2001                 17,771
USD      345,366               PLN          1,529,500          08/03/2001                (49,581)
USD      638,678               HKD          4,971,316          08/13/2001                 (9,290)
USD      266,057               EUR            281,000          08/22/2001                  8,165
USD    1,056,529               ARS          1,054,838          04/17/2002                (91,971)
USD      235,521               MXN          2,264,535          06/23/2003                (49,523)
----------------------------------------------------------------------------------------------------------
                                                                                       $(111,219)
==========================================================================================================

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2000 (UNAUDITED)


6. SHARES OF BENEFICIAL INTEREST

The Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. The Fund currently offers a single class of shares. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

                                                    SIX MONTHS ENDED                             YEAR ENDED
                                                       12/31/2000                                06/30/2000
-----------------------------------------------------------------------------------------------------------------------
                                             SHARES               AMOUNT                 SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
Sold....................................     792,065          $ 31,714,665              2,049,892         $ 86,622,044
Conversion proceeds from
   Presbyterian Growth Common Trust.....          --                    --             21,214,324          865,685,430
Issued as reinvestment of dividends.....   3,990,740           123,912,479                 51,882            2,155,413
Redeemed................................    (845,870)          (34,337,613)            (1,804,300)         (75,803,425)
-----------------------------------------------------------------------------------------------------------------------
Net increase............................   3,936,935          $121,289,531             21,511,798         $878,659,462
-----------------------------------------------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED                             YEAR ENDED
                                                       12/31/2000                                06/30/2000
-----------------------------------------------------------------------------------------------------------------------
                                             SHARES               AMOUNT                 SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------------
INCOME FUND:
Sold....................................     697,860          $ 17,014,705              2,427,427         $ 59,462,887
Conversion proceeds from
   Presbyterian Growth Common Trust.....          --                    --             23,310,788          571,501,884
Issued as reinvestment of dividends.....      32,332               789,963                 63,189            1,527,146
Redeemed................................    (990,993)          (24,135,740)            (1,874,820)         (45,029,138)
-----------------------------------------------------------------------------------------------------------------------
Net decrease............................    (260,801)         $ (6,331,072)            23,926,584         $587,462,779
-----------------------------------------------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED                             YEAR ENDED
                                                       12/31/2000                                06/30/2000
-----------------------------------------------------------------------------------------------------------------------
                                             SHARES               AMOUNT                 SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH FUND:
Sold....................................     204,053          $ 18,792,603                537,929         $ 48,598,046
Conversion proceeds from
   Presbyterian Growth Common Trust.....          --                    --              3,470,356          314,086,094
Issued as reinvestment of dividends.....     203,073            17,235,869                106,678            9,754,793
Redeemed................................    (241,182)          (21,640,987)              (377,673)         (34,190,476)
-----------------------------------------------------------------------------------------------------------------------
Net increase............................     165,944          $ 14,387,485              3,737,290         $338,248,457
-----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2000 (UNAUDITED)

                                                   SIX MONTHS ENDED                          YEAR ENDED
                                                      12/31/2000                             06/30/2000
-----------------------------------------------------------------------------------------------------------------
                                               SHARES          AMOUNT                 SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------
BALANCED INCOME FUND:
Sold.......................................   336,970       $  6,839,117              688,822       $ 13,723,452
Conversion proceeds from
   Presbyterian Growth Common Trust........        --                 --            6,112,598        123,173,316
Issued as reinvestment of dividends........   244,986          4,723,253              197,243          3,938,117
Redeemed...................................  (523,655)       (10,612,240)            (760,611)       (15,142,045)
-----------------------------------------------------------------------------------------------------------------
Net increase...............................    58,301       $    950,130            6,238,052       $125,692,840
-----------------------------------------------------------------------------------------------------------------


7. NEW COVENANT TRUST CONVERSION

On July 1, 1999, pursuant to a plan of reorganization approved by the shareholders, the Presbyterian Growth Common Trust, Presbyterian Fixed Income Common Trust, Presbyterian Balanced Growth Trust and Presbyterian Balanced Income Trust converted 100% of their assets into the New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund, respectively. The net assets immediately before the tax-free conversion, unrealized gain/(loss) included in that amount and the number of shares issued at the time of the conversion were as follows:

---------------------------------------------------------------------------------------------------------------
                                                           NET ASSETS           UNREALIZED
                                                       PRIOR TO CONVERSION      GAIN/(LOSS)       SHARES ISSUED
---------------------------------------------------------------------------------------------------------------
Presbyterian Growth Common Trust...........               $865,685,430         $189,158,439         21,214,324
Presbyterian Income Common Trust...........                571,501,884          (16,504,192)        23,310,788
Presbyterian Balanced Growth Common Trust..                314,086,094           39,603,034          3,470,356
Presbyterian Balanced Income Common Trust..                123,173,316            8,450,648          6,112,598
---------------------------------------------------------------------------------------------------------------


8. RISK FACTORS

The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars, and possible political instability which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities", however, any such security will not be considered illiquid so long as it is determined by the Adviser, under

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2000 (UNAUDITED)


guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risk. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment-grade debt, lower-rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying funds in which they invest.

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
                                                      -------------------
NEW COVENANT FUNDS                                         PRSRT STD.
200 East Twelfth Street, Stuite C                      U.S. POSTAGE PAID
Jeffersonville, IN 47130                                     PAID
                                                       NORTH READING, MA
                                                        PERMIT NO. 105
                                                      -------------------
                                   NC-SA12/00